UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07322
The Integrity Funds
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703
Registrant’s telephone number, including area code:	(701) 852-5292
Date of fiscal year end:	December 31
Date of reporting period:	June 29, 2007

Item 1—Reports to Shareholders

Dear Shareholders:

Enclosed is the semi-annual report of the operations for of the Integrity All Season Fund (the “Fund”) for the period six months ended June 29, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

Performance

The Fund continues to lag the broad U.S. stock market indices, as we would expect in the final stages of a bull market advance. At this point, we are accepting of our predicament as a Fund fund that is designed to manage risk in an environment where there is perceptively no risk (see Pending Allocations and Forecasts). Since the final lows in August of 2006, the Fund is annualizing a 10% rate of return through the end of the 2nd quarter. Year-to-date, the Fund is up 1.55%* and yielding 0.75% annually. From a risk control perspective, we would again expect the Fund to outperform the broad U.S. stock market during correction periods or periods of consolidation. In this respect the Fund has done well. For instance there have been two corrections in the broad U.S. stock market thus far in 2007 (March and June). In March, the S&P 500 lost -5.86% from its high to the low in early March. The Fund limited losses during that period to maximum of -3.61%, approximately 40% less risk in metric terms. In the current correction, the S&P 500 has thus far given up -2.3% from its recent highs to the end of June. Again, the Fund limited losses during the same period to -1.6%. At this point, we feel the Fund is well positioned to maintain a 10% annualized rate of return while exposing our investors to statistically 60% of the market’s inherent risk, making the Fund an excellent compliment complement to any asset allocation model.

Current Allocations

The Fund is currently 90% invested, employing five unique baskets of securities. Our high dividend stock basket continues to dominate the holdings in the Fund with individual positions paying 4-8% dividends annually. The high dividend basket was recently updated to cut our exposure to pure utilities and reinvested the proceeds of sales into telecom, metals, select energy and consumer stocks paying higher dividends and showing good relative strength. Our second stock basket is an early recovery basket, a diversified group of oversold growth stocks representing six different sectors. And our third basket is a pure play in the semiconductor sector which we find very attractive from a short and intermediate term basis. Semiconductors are quietly leading the broad U.S. market in 2007 (+15% YTD) and have a long way to run to catch up to the broader technology averages. We are also building a position in a new renewable energy stock basket currently representing only 5% of assets across 6 securities. And our last basket is a group of three exchange-traded funds adding weight to telecom (IYZ), healthcare (IYH) and the Pacific Rim ex Japan (EPP). Perhaps the biggest change to the portfolio in the quarter was the elimination of all high yield bonds managed by our partners at SMH Capital Advisors, Inc. We feel the risk/reward characteristics of the high yield bond market are not justifiable at present and chose to reallocate the assets to more productive opportunities as described above.

Pending Allocations

Today we are finding a lot of value in the market despite the overbought nature of the averages in aggregate.  The bull market that began in early 2003 is tired and due for a correction of at least 10% sometime in the next 6-9 months from our perspective.  However, at the same time we feel that the astute investor can concentrate a portfolio in sectors that have lagged the broad market for the last 2-3 years and as such remain invested through a more adverse broad market cycle.  Today, we find health care, semiconductors and telecom to be just such examples and are already overweight these sectors in the portfolio.  Changes in the portfolio looking forward are likely to follow the path of a natural relative strength investment rotation.  Specifically, that involves staying with the leaders and rotating to the more oversold sectors as they develop new up trends.  In the absence of far more attractive yields and lower default risk in the corporate bond environment, it is unlikely that the Fund will carry a significant high yield bond position for some time.

Forecast

At present, few of the normal warning signs of a major market top are present but that can change very quickly. Buying and selling pressure according to Lowry’s suggest the current uptrend might persist for another 4-6 months. However, at present our timing models have formally moved to neutral. Furthermore, the U.S. economic condition is factually getting worse as inflation and long-term rates exacerbate the housing collapse that is spreading into a nationwide trend. Bonds are suffering as they should under currently inflationary pressure and the financial system is now on track for a recessionary outcome closer to the end of the year. Itn is our guess that the housing crisis, among other things, will have a greater (negative) impact on the economy, the consumer and the U.S. stock market over the longer term than currently anticipated.  Investors would be strongly advised to revisit their total portfolio allocations in order to maintain an appropriate mix of growth and stability or income. On an intermediate term basis, fear of losing investment capital is gradually dissolving and it is just this type of environment when investors are negatively surprised. No recession in the U.S. has ever been accurately forecast by the mass financial media, and every major market peak has been offered up as a “great time to invest”. Plan to be deceived by your emotions as the current bull market in the U.S. stock market comes to an end. After four years of rising stock prices, this summer may very well be the best opportunity to consider developing a more defensive posture in your portfolio.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Respectfully,

Samuel F. Jones

Senior Portfolio Manager

The views expressed are those of Samuel F. Jones and All Season Financial Advisors (“ASFA”), Sub-Advisor to the Fund. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

High yield securities are lower quality debt securities and are subject to greater risk of default or price changes due to changes in the credit quality of the issuer.

June 29, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Security and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

June 29, 2007 (Unaudited)

TERMS AND DEFINITIONS

American Depository Receipt: A negotiable certificate representing a given number of shares of stock in a foreign corporation; it is bought and sold in the American securities markets, just as stock is traded

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (appreciation) earned by a fund on an annual basis

Consumer Price Index: A commonly used measure of inflation; it does not represent an investment return

Coupon Rate or Face Rate: The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Exchange-traded Fund: An index fund that is traded on the stock market

Growth Fund: A type of diversified common stock fund that has capital appreciation as its primary goal; it invests in companies that reinvest most of their earnings or expansion, research, or development

Load: A mutual fund whose shares are sold with a sales charge added to the net asset value

Market Value: Actual price at which a fund trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Multiple Classes of Shares: Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options, which are “classes” of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value: The value of all of your fund’s assets, minus any liabilities, divided by the number of outstanding shares not including any initial or contingent deferred sales charge

Offering Price: The price at which a mutual fund’s share can be purchased; the offering price per share is the current net asset value plus any sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

June 29, 2007 (Unaudited)

COMPOSITION

Portfolio Market Sectors

(As a percentage of net assets)

T - Technology	26.5%
O - Other	24.7%
E - ETF	14.6%
S - Services	11.4%
F - Financial	6.7%
U - Utilities	4.1%
HC - Healthcare	3.9%
CN - Consumer Non-Cyclical	3.4%
CG - Consumer Goods	2.6%
BM - Basic Materials	2.1%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

Top Ten Holdings

(As a percentage of net assets)

1.	IShares Dow Jones U.S. Telecomm. Sector Index Fund	5.0%
2.	IShares MSCI Pacific ex-Japan	4.8%
3.	IShares Dow Jones US Healthcare Sector Index Fund	3.4%
4.	Bristol-Myers Squibb	2.8%
5.	Vector Group LTD	1.5%
6.	Dun & Bradstreet Corp	1.5%
7.	UltraShort Russell 2000 ProShares	1.4%
8.	McDonalds Corp	1.4%
9.	Vodafone Group PLC-SP ADR	1.4%
10.	Dell Inc.	1.3%

The Fund’s holdings are subject to change at any time.

June 29, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 29, 2006 to June 29, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 29, 2006	Ending Account Value June 29, 2007	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,015.52	$12.48
Class C	$1,000.00	$1,011.75	$16.13
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,012.41	$12.46
Class C	$1,000.00	$1,008.76	$16.10

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (2.48% for Class A and 3.21% for Class C), multiplied by the average account value over the period, multiplied by 180/360 days. Class A’s ending account value in the “Actual” section of the first line in the table is based on its actual total return of 1.55% for the six-month period of December 29, 2006 to June 29, 2007. Class C’s ending account value in the “Actual” section of the table is based on its actual total return of 1.18% for the six-month period of December 29, 2006 to June 29, 2007.

June 29, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 29, 2007
Integrity All Season Fund
Class A Shares	1 Year	5 year	10 year	Since Inception (August 8, 2005)
Without Sales Charge	6.93%	N/A	N/A	4.30%
With Sales Charge (5.75%)	0.74%	N/A	N/A	1.08%

Class C Shares	1 Year	5 year	10 year	Since Inception (August 8, 2005)
Without CDSC	6.13%	N/A	N/A	3.56%
With CDSC (1.00%)	5.13%	N/A	N/A	3.56%

Lipper Mixed-Asset Target Allocation Moderate Index	1 Year	5 year	10 year	Since Inception (August 8, 2005)
	15.08%	N/A	N/A	10.32%

S&P 500 Index	1 Year	5 year	10 year	Since Inception (August 8, 2005)
	20.59%	N/A	N/A	13.51%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 29, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund, Lipper Mixed-Asset Target Allocation Moderate Index, and S&P 500 Index

Class A Shares
	Integrity All Season Fund without Sales Charge	Integrity All Season Fund with Maximum Sales Charge	Lipper Mixed-Asset Target Allocation Moderate Index	S&P 500 Index
08/08/2005	$10,000	$9,425	$10,000	$10,000
2005	$10,047	$9,469	$10,221	$10,259
2006	$10,663	$10,050	$11,449	$11,880
06/29/2007	$10,828	$10,206	$12,040	$12,707

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

June 29, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees. Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Indefinite Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc. (Since April 2005); Trustee, Integrity Managed Portfolios (Since January 1996); Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), and Trustee, Integrity Managed Portfolios (since January 1999).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

June 29, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 62	Trustee, Chairman, President	Indefinite Since May 2003

Director (September 1987 to February 2007), President (September 2002 to May 2003), CEO (September 2001 to February 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (August 1988 to February 2007), Integrity Money Management, Inc.; Director, President and Treasurer (August 1988 to September 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to February 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (January 1996 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (January 2002 to February 2007) and President (September 2002 to December 2004), Capital Financial Services, Inc.; South Dakota Tax-Free Fund, Inc., (April 1994 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc., Trustee, Chairman, President (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and Trustee, Chairman, President (since May 2003), The Integrity Funds)

				15	Minot Park Board

OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President Secretary	Indefinite Since May 2003

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc.; Vice President and Secretary, Integrity Managed Portfolios (Since January 1996) and The Integrity Funds (Since June 2003).

				3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 800-276-1262.

Schedule of Investments June 29, 2007 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (63.5%)

Banks (1.0%)
J.P. Morgan Chase & Co.	1,652	$80,039

Broadcast Serv/Program (1.4%)
Dun & Bradstreet Corp	1,118	115,132

Broadcasting (1.2%)
Time Warner Inc.	4,379	92,134

Building Materials (0.9%)
Pulte Homes Inc.	3,067	68,854

Commercial Services (1.2%)
Western Union Company	4,538	94,527

Computer Hardware (2.5%)
*Dell Inc.	3,509	100,182
Intel Corp.	4,132	98,176
		198,358

Consumer Products (3.3%)
GAP Inc.	4,484	85,644
Limited Brands Inc.	3,069	84,244
Unilever ADR	2,857	92,167
		262,055

Consumer Services (1.2%)
ServiceMaster Company	5,832	90,163

Diversified Electronic (0.8%)
*Teradyne Inc.	3,486	61,284

Drugs and Pharmaceuticals (3.9%)
Bristol-Myers Squibb	6,915	218,237
Merck & Co.	1,697	84,511
		302,748

Energy (2.0%)
Duke Energy	3,965	72,559
Keyspan Corp.	2,037	85,513
		158,072
Financial (5.5%)
Barclays PLC ADR	1,529	85,303
Consolidated Edison, Inc.	1,701	76,749
Fifth Third Bancorp	2,193	87,216
H&R Block Inc.	3,894	91,003
Washington Mutual, Inc.	2,098	89,459
		429,730

Healthcare (1.2%)
IMS Health Inc.	2,851	91,603

Hotels (1.3%)
Yum Brands	3,002	98,225

Housewares & Specialties (1.1%)
Tupperware Brands Corp	3,009	86,479

Insurance (1.1%)
Arthur J. Gallagher & Co.	3,159	88,073

Machinery & Equipment (2.0%)
Kyocera Corp - Spons ADR	713	75,157
*Sunpower Corp Class A	1,298	81,839
		156,996

Media (1.0%)
*Gaiam Inc.	4,481	81,689

Metals (0.5%)
Great Northern Iron Ore Properties	360	41,976

Office Supplies (1.1%)
*Xerox Corp	4,802	88,741

Oil And Gas Operations (2.6%)
*Buckeye Partners LP	1,879	96,430
NiSource, Inc.	4,071	84,310
Spectra Energy Corp	912	23,676
		204,416

Photo Equipment & Supplies (1.2%)
Deluxe Corp	2,305	93,606

Restaurants (1.4%)
McDonalds Corp	2,091	106,139

Retail - Food (1.7%)
*United Natural Foods Inc.	2,512	66,769
Whole Foods Market Inc.	1,820	69,706
		136,475

Semiconductor (13.7%)
*Advanced Micro Devices, Inc.	4,021	57,500
Altera Corp	2,751	60,880
*Amkor Technology	4,533	71,395
Analog Devices	1,519	57,175
Applied Materials	2,993	59,471
*Atmel Corporation	10,575	58,797
*Broadcom Corp.	1,695	49,579
*Emcore Corporation	14,257	77,701
KLA-Tencor Corp	1,052	57,807
*LSI Logic Corporation	5,663	42,529
*Lam Research Corp	1,188	61,063
Linear Technology Corp.	1,654	59,842
Maxim Integrated Products	1,766	59,002
*Micron Technology	4,801	60,157
National Semiconductor	2,223	62,844
*Novellus Systems	1,750	49,648
Texas Instruments, Inc.	1,765	66,417
Xilinx Inc.	2,142	57,341
		1,069,148
Telecommunications (3.6%)
AT&T Inc	2,334	96,861
Sprint Nextel Corp WI	4,611	95,494
Verizon Communications, Inc.	2,131	87,733
		280,088

Tobacco (3.7%)
Altria Group	1,287	90,270
Reynolds American Inc.	1,327	86,520
Vector Group LTD	5,178	116,660
		293,450

Wireless Comunications (1.4%)
Vodafone Group PLC-SP ADR	3,145	105,766

TOTAL COMMON STOCKS (COST: $4,769,345)		$4,975,966

EXCHANGE TRADED FUNDS (14.6%)
IShares Dow Jones U.S. Telecomm. Sector Index Fund	11,642	392,452
IShares Dow Jones U.S. Healthcare Sector Index Fund	3,774	262,557
IShares MSCI Pacific ex-Japan	2,559	374,893
UltraShort Russell 2000 ProShares	1,784	111,322
TOTAL EXCHANGE TRADED FUNDS (COST: $1,107,971)		$1,141,224

SHORT-TERM SECURITIES (26.1%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $2,044,419)	2,044,419	$2,044,419

TOTAL INVESTMENTS IN SECURITIES (COST: $7,921,735)		$8,161,609
OTHER ASSETS LESS LIABILITIES		(329,402)

NET ASSETS		$7,832,207

*Non-income producing.

ADR—American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Assets and Liabilities June 29, 2007 (Unaudited)

ASSETS
Investments in securities, at value (cost: $7,921,735)	$8,161,609
Cash	68,584
Accrued dividends receivable	16,527
Accrued interest receivable	8,472
Cash	68,584
Prepaid expenses	11,892
Receivable from manager	542
Total Assets	$8,267,626

LIABILITIES
Accrued expenses	$8,991
Payable for fund shares redeemed	415,482
Payable to affiliates	10,946
Total Liabilities	$435,419

NET ASSETS	$7,832,207

Net assets are represented by:
Capital stock outstanding, at par	$748
Additional paid-in capital	7,183,537
Accumulated undistributed net realized gain (loss) on investments	315,268
Accumulated undistributed net investment income (loss)	92,780
Unrealized appreciation (depreciation) on investments	239,874
Total amount representing net assets applicable to 748,928 outstanding shares of $.001 par value common stock (unlimited shares authorized)	$7,832,207

Net assets consist of:
Class A	$6,956,168
Class C	$876,039
Total Net Assets	$7,832,207

Shares outstanding:
Class A	664,107
Class C	84,821

Net Asset Value per share:
Class A	$10.47
Class A Offering Price (based on sales charge of 5.75%)	$11.11
Class C	$10.33

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Operations For the six months ended June 29, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$173,494
Dividends	84,883
Total Investment Income	$258,377

EXPENSES
Investment advisory fees	$110,193
Distribution (12b-1) fees—Class A	14,874
Distribution (12b-1) fees—Class C	5,685
Transfer agent fees	16,920
Accounting service fees	18,334
Administrative service fees	15,114
Custodian fees	6,035
Professional fees	6,349
Trustees fees	1,076
Reports to shareholders	1,463
License, fees, and registrations	14,264
Audit fees	3,102
Foreign tax expense	644
Insurance expense	246
Legal fees	454
Transfer agent out-of-pockets	318
Total Expenses	$215,071
Less expenses waived or absorbed by the Fund’s manager	(49,474)
Total Net Expenses	$165,597

NET INVESTMENT INCOME (LOSS)	$92,780

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$315,268
Net change in unrealized appreciation (depreciation) of investments	(238,241)
Net Realized and Unrealized Gain (Loss) on Investments	$77,027

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,807

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Changes in Net Assets

For the six months ended June 29, 2007 and the year ended December 29, 2006

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$92,780	$182,445
Net realized gain (loss) on investment transactions	315,268	507,224
Net change in unrealized appreciation (depreciation) on investments	(238,241)	269,845
Net Increase (Decrease) in Net Assets Resulting From Operations	$169,807	$959,514

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Class A ($.00 and $.11 per share, respectively)	$0	$(166,339)
Class C ($.00 and $.11 per share, respectively)	0	(16,083)
Distributions from net realized gain on investment transactions
Class A ($.00 and $.22 per share, respectively)	0	(321,226)
Class C ($.00 and $.21 per share, respectively)	0	(31,050)
Total Dividends and Distributions	$0	$(534,698)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$1,212,793	$9,804,456
Class C	17,065	1,270,501
Proceeds from reinvested dividends:
Class A	0	349,393
Class C	0	46,703
Cost of shares redeemed:
Class A	(10,152,426)	(5,601,506)
Class C	(689,022)	(171,462)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(9,611,590)	$5,698,085

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(9,441,783)	$6,122,901
NET ASSETS, BEGINNING OF PERIOD	17,273,990	11,151,089
NET ASSETS, END OF PERIOD	$7,832,207	$17,273,990

Undistributed Net Investment Income	$92,780	$23

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 29, 2007 (Unaudited)

Note 1. ORGANIZATION

The Fund is an investment portfolio of The Integrity Funds (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Fund seeks to provide long-term growth of capital. The Fund commenced operations on August 8, 2005 under the Trust. From its inception (September 7, 1992) until February 9, 1998, the Trust was organized by the investment adviser as a Collective Investment Trust under New York law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust. In connection with this reorganization, the name of the Trust was changed from “Canandaigua National Collective Investment Fund for Qualified Trusts” to “The Canandaigua Funds”. On March 3, 2003, the Trust was renamed “The Integrity Funds”.

For the period from inception (August 8, 2005) through December 30, 2005, Class A shares were sold with an initial sales charge of 1.50%. The Trust received an order from the SEC under Section 12(d)(1)(J) of the 1940 Act for an exemption from the limitations of Section 12(d)(1)(F)(ii) of the 1940 Act to the extent necessary to permit the Fund to charge a sales load in excess of 1.50%.

Class A shares are sold with a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis and a CDSC of 1.00% if shares are redeemed within 12 months of purchase. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Assets for which market quotations are available are valued as follows:

•

Each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price

•	Each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System

Integrity Fund Services, Inc. (the “Administrator” or “Integrity Fund Services”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent Deferred Sales Charge - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 29, 2006	For The Period From Inception (August 8, 2005) Through December 30, 2005
Tax-exempt income	$0	$0
Ordinary income	518,629	29,279
Long-term capital gains	16,069	0
Total	$534,698	$29,279

As of December 29, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$23	$0	$23	$0	$478,115	$478,138

For the year ended December 29, 2006, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 29, 2006, the Fund deferred to January 1, 2007 post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Multiple Class Allocations - The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 29, 2007, distribution fees were the only class-specific expenses.

Distributions to Shareholders - Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Dividend Income - Dividend income is recognized on the ex-dividend date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of June 29, 2007, there were unlimited shares of $.001 par value authorized; 748,928 and 1,676,503 were outstanding at June 29, 2007 and December 29, 2006, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class C Shares
	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
Shares sold	117,137	960,349	1,669	125,014
Shares issued on reinvestment of dividends	0	33,790	0	4,565
Shares redeemed	(979,112)	(542,870)	(67,269)	(16,775)
Net increase (decrease)	(861,975)	451,269	(65,600)	112,804

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser; Integrity Funds Distributor, Inc., (the “Distributor” or “Integrity Funds Distributor”) the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (the “Company” or “Integrity Mutual Funds”), the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 0.70% of the Fund’s average daily net assets. The Fund has recognized $66,152 of investment advisory fees after a partial waiver for the six months ended June 29, 2007. The Fund has a payable to Integrity Money Management of $450 at June 29, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

The Investment Adviser has contractually agreed until March 31, 2008 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Fund do not exceed 1.95% for the Class A shares and 2.70% for the Class C shares. Thereafter, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.

Principal Underwriter and Shareholder Services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Class C currently pays an annual distribution fee of up to 1.00% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has a payable to Integrity Funds Distributor of  $2,431 at June 29, 2007 for distribution fees.

For the six months ended June 29, 2007, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class C Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	$14,874	$4,478
Class C Shares	$5,685	$412

Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund’s average net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $16,920 of transfer agency fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $2,417 at June 29, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $18,334 of accounting service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $2,795 at June 29, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.15% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund will pay an additional minimum fee of $500 per month for each additional share class. The Fund has recognized $15,114 of administrative service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $2,417 at June 29, 2007 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $9,839,881 and $19,284,751, respectively, for the six months ended June 29, 2007.

Note 6. INVESTMENT IN SECURITIES

At June 29, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $7,921,735. The net unrealized appreciation of investments based on the cost was $239,874, which is comprised of $368,559 aggregate gross unrealized appreciation and $128,685 aggregate gross unrealized depreciation.

Note 7.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48). FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects. Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit. To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement. The adoption of FIN 48 did not result in a material impact on the Fund’s financials statements. Accordingly, no cumulative effect adjustment related to the adoption of FIN 48 was recorded.

As a regulated investment company, the Fund generally is not subject to income tax on its net income distributed as dividends to shareholders. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights June 29, 2007

Selected per share data and ratios for the period indicated.

Class A Shares

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006	For The Period From Inception (August 8, 2005) Through December 30, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$10.31	$10.02	$10.00

Income from Investment Operations:
Net investment income (loss)	$.12	$.11	$.03
Net realized and unrealized gain (loss) on investment transactions	.04	.51	.02
Total Income (Loss) From Investment Operations	$.16	$.62	$.05

Less Distributions:
Dividends from net investment income	$.00	$(.11)	$(.03)
Distributions from net realized gains	.00	(.22)	.00
Total Distributions	$.00	$(.33)	$(.03)

NET ASSET VALUE, END OF PERIOD	$10.47	$10.31	$10.02

Total Return	3.10%B,D	6.13%B	1.19%A,D

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$6,956	$15,739	$10,775
Ratio of net expenses (after expense assumption) to average net assets	2.48%C,D	2.65%C	2.65%C,D
Ratio of net investment income to average net assets	1.39%D	1.15%	0.89%D
Portfolio turnover rate	85.78%	371.65%	145.78%

A Excludes maximum sales charge of 1.50%.

B Excludes the maximum sales charge of 5.75%. The Trust received an order from the SEC under Section 12(d)(1)(J) of the 1940 Act for an exemption from the limitations of Section 12(d)(1)(F)(ii) of the 1940 Act to the extent necessary to permit the Fund to charge a sales load in excess of 1.50%.

C During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $45,143, $94,603, and $44,509, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.24%, 3.30%, and 4.03%, respectively.

D Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights June 29, 2007

Selected per share data and ratios for the period indicated.

Class C Shares

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006	For The Period From Inception (August 8, 2005) Through December 30, 2005
NET ASSET VALUE, BEGINNING OF PERIOD	$10.21	$10.00	$10.00

Income from Investment Operations:
Net investment income (loss)	$.12	$.11	$.03
Net realized and unrealized gain (loss) on investment transactions	.00	.42	.00
Total Income (Loss) From Investment Operations	$.12	$.53	$.03

Less Distributions:
Dividends from net investment income	$.00	$(.11)	$(.03)
Distributions from net realized gains	.00	(.21)	.00
Total Distributions	$.00	$(.32)	$(.03)

NET ASSET VALUE, END OF PERIOD	$10.33	$10.21	$10.00

Total Return	2.35%A,C	5.32%A	0.68%A,C

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$876	$1,535	$376
Ratio of net expenses (after expense assumption) to average net assets	3.21%B,C	3.40%B	3.40%B,C
Ratio of net investment income to average net assets	1.80%C	1.67%	1.33%C
Portfolio turnover rate	85.78%	371.65%	145.78%

A Excludes CDSC of 1.00%.

B During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $4,331, $6,287, and $1,359, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.97%, 4.06%, and 5.16%, respectively.

C Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations of the Integrity Growth & Income Fund (the “Fund”) for the six months ended June 29, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

Integrity Growth & Income Fund continued to outperform the S&P 500 for 2007 YTD, and for the last 1, 3 and 10 years, while keeping overall risk very low. We are still slightly behind on a 5-year basis due to losses in the early part of the decade that prompted us to put in place much stricter sell and risk management disciplines. This has paid off well for our investors since then.

Despite our low risk, on a raw numbers basis for the first half of 2007 ended June 30, the Fund’s total return was 8.44%*, vs. 6.96% for the S&P 500. Our cash position on June 30 was 13.6%. In my opinion, alpha (vs. the overall market, not a more narrow proxy) and risk-adjusted returns are the best measure of the ability of a fund manager. We present our risk-adjusted returns in the table below.

Although the Fund’s risk-adjusted return was below that of the S&P 500 in the first half, it has surged above it in Q2. This confirms that our risk management discipline has gained traction in improving the Funds risk-adjusted returns, although it has not yet shown up in our 6-month or 12-month numbers.

Risk-Adjusted Return Comparison

IGIAX vs. S&P 500, YTD ended 6/29/07

	Raw	Standard	Risk-Adjusted
	Return	Deviation	Return
IGIAX	8.44%*	2.36%	3.58%
S&P 500	6.96%	1.64%	4.24%

Note:  Standard Deviation is measured over the most recent 13 monthly total returns.

Past risk-adjusted returns may not be a reliable guide to future risk-adjusted returns.

View of the Stock Market

There are a number of economic and market headwinds, but so far they have been limited mostly to certain sectors of the market and the economy. The biggest one for the U.S., of course, is the housing sector. Credit has tightened for housing, although it has fortunately not yet spread to other areas of the economy. Recently the sub-prime lending woes have caused the meltdown of some hedge funds, necessitating a couple of multi-billion dollar bailouts. Since there is probably in the area of a trillion dollars of sub-primes out there, there likely are more to come, but this is still only a small part of the U.S. economy.

Destruction of savings and value in other parts of the economy is one way the housing problems could spread to the broader economy, and it is still too early to be certain that won’t happen. We are still far from the end of the sub-prime woes, and we are keeping an especially sharp eye on any negative fallout for the stock market. We foresaw limited problems in early 2006, and have completely avoided consumer finance and banking stocks, consumer discretionary spending stocks, and related areas. The affected areas are only about 10% of the total U.S. economy, though. The rest appears to be doing well, and especially the multinational companies, whose growth is being buoyed by robust growth outside the U.S.

A rapid rise in interest rates, especially the benchmark 10-year T-Note’s rise above 5%, has created a jittery stock market, although this appears to be reversing. This likely reflects increasing demand for capital due to a robust global economy, not inflation in the U.S. In that sense it is good sign, but the U.S. market has reacted badly because of the effect higher rates have on the housing and private equity buyout sectors. We think this is temporary, and not a reason to flee stocks. After all, we have been in a bull market for well over 4 years with only one other modest correction in the spring of 2006. With the market up about 20% in the last year, and much of it in the 2nd quarter, we are way overdue for a correction, and we believe interest rates are more the excuse for a correction than the cause.

There is another positive facet underlying the turmoil. Housing today is a poor investment, and if history is any guide, likely to stay that way for some years. So are bonds, with the spread between Treasuries and all other bonds at a historic low. U.S. stocks are also cheaper than most foreign stocks. Energy is not cheap, and neither are commodities. Most of the sources of value in the world that existed several few years ago are now gone. The result is likely to be that, notwithstanding the recent pullback in the stock market, at least over the next year and perhaps longer, a good deal of money will move from real estate, bonds, commodities and foreign stocks back into the U.S. stock market, from both domestic and foreign sources. This should continue to boost stock prices.

Corporations have also been buying back their stock at record rates, and private equity deals are taking stock out of circulation. If intermediate rates retreat again and do not continue to rise we are likely to see this trend continue, to the benefit of stocks. Higher inflation is unlikely in the short to intermediate term, in my view, simply due to excess labor, and investment in excess capacity in so many industries globally.

I view the stock market in the U.S. as within a couple percent of fair value. It is almost a dual market. The very large cap multinationals are quite undervalued as a group, based on discounted cash flows, while smaller stocks with most or all of the business in North America and lower quality stocks are the most overvalued. We are likely to see a continuation of the bull market as long as valuations for stocks are reasonable relative to alternatives, and abundant liquidity moving into stocks from other investment areas is still creating a supply-demand imbalance in favor of stocks. There simply are few other places to put money today that are not overvalued relative to U.S. stocks.

The main risk in our view is that interest rates stay high or move higher, or that credit tightening moves into broader non-housing lending. We do not see a major threat to the bull market until liquidity begins to dry up and/or credit starts to tighten, and so far there is little evidence of that. From a contrarian perspective as well, we do not see the euphoria typical of bull market tops. Investors are still remarkably constrained in their optimism.

Portfolio Commentary

For a little over a year now we have been tilting the Fund more strongly toward large, multinational stocks, because this is where we have been finding a disproportionate number of exceptionally-managed and undervalued companies. Well over half the Fund is now in companies that do much or most of their business outside of the US, including, undervalued multinational giants such as IBM (IBM), Johnson & Johnson (JNJ), Microsoft (MSFT) and 3M (MMM).

JNJ, MMM and MSFT are the cheapest they have been in nearly a generation, not only relative to the overall market and their own past history, but on an absolute basis based on discounted free cash flows. IBM is as cheap as it’s been since the 1980s. It is hard to define a better strategy for excellent, low risk, long term returns than by buying companies such as these at prices that are at multi-decade lows no matter how you measure value. This is typical of many great companies that have been bypassed this entire bull market by investors desperately seeking to replace their losses from earlier in the decade by aggressive investment in low quality, riskier stocks.

Multinationals should also hold up better in a poor market. The U.S. economy is slowing, the dollar is weakening, and it is still not clear that housing related problems will not cause further and more widespread weakening of the overall economy. So far that has not happened, but in my opinion it’s too early to relax. The dollar is likely to weaken further, especially if the Fed cuts rates due to economic weakness, so companies with much or most of their business in foreign currencies will hold up better than pure U.S. companies.

We were early in getting into the big multinationals, and suffered late in 2006 and early 2007 as these companies went sideways or even declined. Many have now begun to turn around, though, and have been resistant to market declines. There are still potential dangers, of course (when are there not?), especially for the U.S. and Chinese markets, but Fund portfolio structure can help to protect against adverse scenarios.

As an example of structuring a portfolio to reduce the impact of negative surprises, we own large positions in two counter-cyclicals that are not only growing at very high rates, they should actually benefit from a poor economy. Portfolio Recovery Associates (PRAA) buys distressed credit card debt at less than three cents on the dollar, and collects on the easiest accounts before selling the rest to someone else, making 300% - 400% returns in the process. As the economy weakens and more consumers become financially stressed, PRAA’s business booms. They have been growing at over 25% annually, and are still selling at a 35% discount to our fair value estimate based on discounted free cash flows.

Epiq Systems (EPIQ) is another beneficiary of a weak economy and recession. They dominate the U.S. software business that tracks bankruptcies through the process from filing to final settlement. Sales in the case management part of EPIQ’s business have grown at nearly 40% annually for several years now even in a good economy with lower than normal bankruptcies, yet the company by our calculations using discounted free cash flows still sells at less than 50% of fair value. Their document management segment’s sales have been growing at more than 50%.  They recently split 3-for-2. That won’t continue for very long, of course, but it illustrates the potential from undervalued growth companies that are also likely to provide protection in a recession.

These two companies comprise more than 10% of assets, enough to prove useful in a poor economy. There are few such strongly counter-cyclical companies, though. There are even fewer that are undervalued. In a fund with 100 stocks or more, it is almost impossible to structure a fund to make use of such counter-cyclicals because there simply aren’t enough to affect the fund meaningfully. Statistical studies show that with 20 - 30 stocks, we already have achieved virtually all the diversification benefit of much larger portfolios. However, actively managed funds with less than about 40 stocks have the potential to create a major economic diversification benefit from counter-cyclical stocks such as EPIQ and PRAA that disappears with larger numbers of stocks.

In addition to such economic counter-cyclicals, the Fund owns stocks with little or no correlation with the economy. Barrick Gold (ABX) is one example. John Wiley & Sons (JW.A) is another. Health care stocks which, aside from their demographic tailwind also tend to do well as defensive plays in a poor economy, comprise over 17% of the Fund.

Altogether economic counter-cyclical, non-cyclical and defensive companies make up over 37% of the Fund. This is a deliberate approach using active management to keep risk low while not foregoing the potential for good returns. The larger the number of stocks in a fund, the more difficult this balancing act becomes. We hope this discussion helps you appreciate the additional active management opportunities inherent in funds that focus only on a limited number of stocks in the most undervalued sectors, and do not try to buy the market as a substitute for safety.

If you would like more frequent updates, please visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert Loest, Ph.D., CFA

Senior Portfolio Manager

The views expressed are those of Robert Loest, Senior Portfolio Manager with Integrity Mutual Funds, Inc. (the “Company” or “Integrity Mutual Funds”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

June 29, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Security and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

June 29, 2007 (Unaudited)

TERMS AND DEFINITIONS

American Depository Receipt: A negotiable certificate representing a given number of shares of stock in a foreign corporation; it is bought and sold in the American securities markets, just as stock is traded

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (appreciation) earned by a fund on an annual basis

Consumer Price Index: A commonly used measure of inflation; it does not represent an investment return

Depreciation: Decrease in the value of an asset

Growth Fund: A type of diversified common stock fund that has capital appreciation as its primary goal; it invests in companies that reinvest most of their earnings for expansion, research, or development

Growth & Income Fund: Fund that invests in common stocks for both current income and long-term growth of capital and income

Load: A mutual fund whose shares are sold with a sales charge added to the net asset value

Market Value: Actual price at which a fund trades in the marketplace

Net Asset Value: The value of all of your fund’s assets, minus any liabilities, divided by the number of outstanding shares not including any initial or contingent deferred sales charge

Offering Price: The price at which a mutual fund’s share can be purchased; the offering price per share is the current net asset value plus any sales charge

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

June 29, 2007 (Unaudited)

COMPOSITION

Portfolio Market Sectors

(As a percentage of net assets)

F-Financial	18.3%
O-Other	15.2%
T-Technology	14.5%
S-Services	14.4%
H-Healthcare	12.5%
B-Basic Materials	7.8%
C-Conglomerates	5.7%
I-Industrials	4.6%
CC-Consumer Cyclical	4.2%
E-Energy	2.8%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

Top Ten Holdings

(As a percentage of net assets)

1.	3M Co.	5.7%
2.	Microsoft Corp	5.3%
3.	John Wiley & Sons, Inc.	4.9%
4.	Johnson & Johnson	4.9%
5.	Federated Investors, Inc.	4.8%
6.	IBM	4.8%
7.	Portfolio Recovery Associates	4.8%
8.	Mckesson Corp	4.7%
9.	Teleflex Inc.	4.6%
10.	EPIQ Systems, Inc.	4.4%

The Fund’s holdings are subject to change at any time.

June 29, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 29, 2006 to June 29, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 29, 2006	Ending Account Value June 29, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,084.41	$8.34
Hypothetical (5% return before expenses)	$1,000.00	$1,016.80	$8.07

*Expenses are equal to the annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 8.44% for the six-month period of December 29, 2006 to June 29, 2007.

June 29, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 29, 2007
Integrity Growth & Income Fund	1 year	3 year	5 year	10 year	Since Inception (January 3, 1995)
Without Sales Charge	20.75%	13.42%	9.79%	7.43%	10.58%
With Sales Charge (5.75%)	13.80%	11.20%	8.50%	6.79%	10.06%

Lipper Mlt-Cap Core Index	1 year	3 year	5 year	10 year	Since Inception (January 3, 1995)
	20.76%	13.25%	12.18%	7.72%	11.45%

S&P 500 Index	1 year	3 year	5 year	10 year	Since Inception (January 3, 1995)
	20.59%	11.68%	10.71%	7.13%	11.87%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

Performance prior to April 22, 2005 reflects the historical financial information of IPS Millennium Fund. Integrity Growth & Income Fund acquired the assets of IPS Millennium Fund at the close of business on April 22, 2005. In connection with such acquisition, the shares of IPS Millennium were exchanged for shares of Integrity Growth & Income Fund.

The results from April 22, 2005 to December 31, 2006 were achieved while the Fund was managed by Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”) and IPS Advisory, Inc. (“IPS Advisory”). Effective February 1, 2007, IPS Advisory was removed as sub-adviser for the Fund, but the Fund’s portfolio manager, formerly Chief Executive Officer of IPS Advisory, became employed by the Investment Adviser and remains the same. The results prior to April 22, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques, which may have produced different investment results than those achieved by the current Investment Adviser.

June 29, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund, Lipper Mlt-Cap Core Index, and the S&P 500 Index

	Integrity Growth & Income Fund without Sales Charge	Integrity Growth & Income Fund with Maximum Sales Charge	Lipper Mlt-Cap Core Index	S&P 500 Index
12/31/1996	$10,000	$9,425	$10,000	$10,000
1997	$12,144	$11,443	$12,627	$13,336
1998	$17,039	$16,055	$14,988	$17,148
1999	$37,277	$35,125	$18,100	$20,756
2000	$28,593	$26,943	$17,496	$18,866
2001	$16,498	$15,546	$15,613	$16,624
2002	$11,947	$11,257	$12,219	$12,950
2003	$14,810	$13,955	$16,045	$16,664
2004	$16,572	$15,615	$18,033	$18,478
2005	$18,196	$17,146	$19,515	$19,385
2006	$20,842	$19,639	$22,275	$22,447
06/29/2007	$22,602	$21,297	$24,251	$24,009

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

Performance prior to April 22, 2005 reflects the historical financial information of IPS Millennium Fund. Integrity Growth & Income Fund acquired the assets of IPS Millennium Fund at the close of business on April 22, 2005. In connection with such acquisition, the shares of IPS Millennium were exchanged for shares of Integrity Growth & Income Fund.

The results from April 22, 2005 to December 31, 2006 were achieved while the Fund was managed by the Investment Adviser and IPS Advisory. Effective February 1, 2007, IPS Advisory was removed as sub-adviser for the Fund, but the Fund’s portfolio manager, formerly Chief Executive Officer of IPS Advisory, became employed by the Investment Adviser and remains the same. The results prior to April 22, 2005 were achieved while the Fund was managed by a different investment adviser that used different investment strategies and techniques, which may have produced different investment results than those achieved by the current Investment Adviser.

June 29, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees. Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Indefinite Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc. (Since April 2005); Trustee, Integrity Managed Portfolios (Since January 1996); Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), and Trustee, Integrity Managed Portfolios (since January 1999).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

June 29, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 62	Trustee, Chairman, President	Indefinite Since May 2003

Director (September 1987 to February 2007), President (September 2002 to May 2003), CEO (September 2001 to February 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (August 1988 to February 2007), Integrity Money Management, Inc.; Director, President and Treasurer (August 1988 to September 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to February 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (January 1996 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (January 2002 to February 2007) and President (September 2002 to December 2004), Capital Financial Services, Inc.; South Dakota Tax-Free Fund, Inc., (April 1994 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc., Trustee, Chairman, President (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and Trustee, Chairman, President (since May 2003), The Integrity Funds)

				15	Minot Park Board

OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President Secretary	Indefinite Since May 2003

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc.; Vice President and Secretary, Integrity Managed Portfolios (Since January 1996) and The Integrity Funds (Since June 2003).

				3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments June 29, 2007 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (86.7%)

Basic Materials (3.9%)
Barrick Gold Corp.	60,000	$1,744,200

Business Service (4.8%)
Portfolio Recovery Associates	35,000	2,100,700

Business Software & Services (4.4%)
*EPIQ Systems, Inc.	120,000	1,939,200

Chemicals (5.7%)
3M Co.	29,000	2,516,910

Commercial Services (3.3%)
Western Union Company	70,000	1,458,100

Computer Hardware (4.8%)
IBM	20,000	2,105,000

Conglomerates (1.8%)
Raytheon Co.	15,000	808,350

Diversified Machinery (4.6%)
Teleflex Inc.	25,000	2,044,500

Drugs and Pharmaceuticals (4.9%)
Johnson & Johnson	35,000	2,156,700

Energy (3.9%)
BJ Services Co	60,000	1,706,400

Financial (7.6%)
American Express Company	20,000	1,223,600
Federated Investors, Inc.	55,000	2,108,150
		3,331,750

Healthcare (3.6%)
Quest Diagnostics Inc	31,000	1,601,150

Insurance (7.4%)
Arthur J. Gallagher & Co.	50,000	1,394,000
RenaissanceRe Holdings Ltd.	30,000	1,859,700
		3,253,700

Medical Equipment (4.0%)
Medtronic, Inc	34,000	1,763,240

Office Supplies (4.2%)
*Xerox Corp	100,000	1,848,000

Personal Products (4.7%)
Mckesson Corp	35,000	2,087,400

Publishing (4.9%)
John Wiley & Sons, Inc.	45,000	2,173,050

Scientific/Technical Instruments (2.8%)
*Energy Conversion Devices	40,000	1,232,800

Software And Programming (5.4%)
Microsoft Corp.	80,000	2,357,600

TOTAL COMMON STOCKS (COST: $33,630,495)		$38,228,750

SHORT-TERM SECURITIES (11.2%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $4,946,145)	4,946,145	$4,946,145

TOTAL INVESTMENTS IN SECURITIES (COST: $38,576,640)		$43,174,895
OTHER ASSETS LESS LIABILITIES		894,939

NET ASSETS		$44,069,834

*Non-income producing
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Assets and Liabilities June 29, 2007 (Unaudited)

ASSETS
Investments in securities, at value (cost: $38,576,640)	$43,174,895
Cash	324,978
Accrued dividends receivable	32,125
Accrued interest receivable	15,887
Prepaid expenses	20,706
Receivable for fund shares sold	5,056
Security sales receivable	599,347
Receivable from manager	3,866
Total Assets	$44,176,860

LIABILITIES
Accrued expenses	$19,558
Payable for fund shares redeemed	40,476
Payable to affiliates	46,992
Total Liabilities	$107,026

NET ASSETS	$44,069,834

Net assets are represented by:
Capital stock outstanding, at par	$1,114
Additional paid-in capital	324,050,180
Accumulated undistributed net realized gain (loss) on investments	(284,672,215)
Accumulated undistributed net investment income (loss)	92,500
Unrealized appreciation (depreciation) on investments	4,598,255
Total amount representing net assets applicable to 1,113,851 outstanding shares of $.001 par value common stock (unlimited shares authorized)	$44,069,834

Net asset value per share	$39.57

Public offering price (based on sales charge of 5.75%)	$41.98

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Operations For the six months ended June 29, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$123,247
Dividends	325,180
Total Investment Income	$448,427

EXPENSES
Investment advisory fees	$222,454
Distribution (12b-1) fees	111,227
Transfer agent fees	44,491
Accounting service fees	23,123
Administrative service fees	33,368
Custodian fees	3,722
Professional fees	12,311
Trustees fees	1,812
Transfer agent out-of-pockets	5,117
Reports to shareholders	16,048
License, fees, and registrations	8,953
Foreign tax expense	20,305
Audit fees	3,670
Other expense	4,585
Insurance expense	895
Legal fees	2,220
Total Expenses	$514,301
Less expenses waived or absorbed by the Fund’s manager	(158,374)
Total Net Expenses	$355,927

NET INVESTMENT INCOME (LOSS)	$92,500

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$2,037,508
Net change in unrealized appreciation (depreciation) of investments	1,439,927
Net Realized and Unrealized Gain (Loss) on Investments	$3,477,435

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,569,935

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Changes in Net Assets

For the six months ended June 29, 2007 and the year ended December 29, 2006

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$92,500	$405,217
Net realized gain (loss) on investment transactions	2,037,508	4,489,858
Net change in unrealized appreciation (depreciation) on investments	1,439,927	1,921,138
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,569,935	$6,816,213

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.00 and $.29 per share, respectively)	$0	$(372,223)
Distributions from net realized gain on investment transactions ($.00 and $.01 per share, respectively)	0	(9,677)
Total Dividends and Distributions	$0	$(381,900)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$730,496	$1,261,156
Proceeds from reinvested dividends	0	367,216
Cost of shares redeemed	(6,564,908)	(13,876,008)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(5,834,412)	$(12,247,636)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,264,477)	$(5,813,323)
NET ASSETS, BEGINNING OF PERIOD	46,334,311	52,147,634
NET ASSETS, END OF PERIOD	$44,069,834	$46,334,311

Undistributed Net Investment Income	$92,500	$32,995

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 29, 2007 (Unaudited)

Note 1: ORGANIZATION

The Fund is an investment portfolio of The Integrity Funds (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. On April 22, 2005, the IPS Millennium Fund and IPS New Frontier Fund (the “IPS Funds”) were reorganized into the Integrity Growth & Income Fund and became a series of the Trust. Prior to this, the IPS Funds were organized as an Ohio statutory trust on August 10, 1994, and were registered under the 1940 Act as an open-end management investment company. The accompanying financial statements and financial highlights are those of the Integrity Growth & Income Fund. The Fund seeks to provide long-term growth of capital with dividend income as a secondary objective.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Assets for which market quotations are available are valued as follows:

•

Each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price

•	Each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System

Integrity Fund Services, Inc. (the “Administrator” or “Integrity Fund Services”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent deferred sales charge - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 29, 2006	For the Period December 1, 2005 Through December 30, 2005
Tax-exempt income	$0	$0
Ordinary income	381,900	19,298
Long-term capital gains	0	2,486
Total	$381,900	$21,784

As of December 29, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$32,995	$0	$32,995	($286,709,724)	$3,158,328	($283,518,401)

As of December 29, 2006, the Fund had net capital loss carryforwards, which are available to offset future realized gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2007	$248,419,325
2008	$38,290,399

For the year ended December 29, 2006, the Fund made $11,537,269 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 29, 2006, the Fund deferred to January 1, 2007, post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax

In 2005, the Fund elected to change its financial and tax year-end from November 30 to December 31.

Dividend income - Dividend income is recognized on the ex-dividend date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3: CAPITAL SHARE TRANSACTIONS

As of June 29, 2007, there were unlimited shares of $.001 par value authorized; 1,113,851 and 1,269,747 were outstanding at June 29, 2007 and December 29, 2006, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
Shares sold	19,387	36,398
Shares issued on reinvestment of dividends	0	10,011
Shares redeemed	(175,283)	(407,419)
Net increase (decrease)	(155,896)	(361,010)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”) the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund’s average daily net assets. The Fund has recognized $123,560 of investment advisory fees after a partial waiver for the six months ended June 29, 2007. The Fund has a payable to Integrity Money Management of $20,546 at June 29, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

The Investment Adviser has contractually agreed until March 31, 2008 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Fund do not exceed 1.60%. Thereafter, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.

Principal underwriter and shareholder services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses”. The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $55,614 of distribution fees after partial waiver for the six months ended June 29, 2007. The Fund has a payable to Integrity Funds Distributor $9,011 of at June 29, 2007 for distribution fees.

Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund’s average net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $44,491 of transfer agency fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $7,209 at June 29, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $23,123 of accounting service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $3,736 at June 29, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.15% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund will pay an additional fee of $500 per month for each additional share class. The Fund has recognized $33,368 of administrative service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $5,407 at June 29, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $15,317,820 and $21,004,824, respectively, for the six months ended June 29, 2007.

Note 6: INVESTMENT IN SECURITIES

At June 29, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $38,576,640. The net unrealized appreciation of investments based on the cost was $4,598,255, which is comprised of $4,983,462 aggregate gross unrealized appreciation and $385,207 aggregate gross unrealized depreciation.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48).  FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects.  Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit.  To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.  The adoption of FIN 48 did not result in a material impact on the Fund’s financials statements.  Accordingly, no cumulative effect adjustment related to the adoption of FIN 48 was recorded.

As a regulated investment company, the Fund generally is not subject to income tax on its net income distributed as dividends to shareholders.  Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights June 29, 2007

Selected per share data and ratios for the period indicated.

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006	For The Period December 1, 2005, Through December 30, 2005	For The Year Ended November 30, 2005	For The Year Ended November 30, 2004A	For The Year Ended November 30, 2003A	For The Year Ended November 30, 2002A
NET ASSET VALUE, BEGINNING OF PERIOD	$36.49	$31.98	$31.74	$29.11	$26.03	$22.43	$29.43

Income from Investment Operations:
Net investment income (loss)	$.08	$.32	$.01	$.23	$.41	$.08	$(.07)
Net realized and unrealized gain (loss) on investment transactions	3.00	4.49	.24	3.11	2.78	3.52	(6.93)
Total Income (Loss) From Investment Operations	$3.08	$4.81	$.25	$3.34	$3.19	$3.60	$(7.00)

Less Distributions:
Dividends from net investment income	$.00	$(.29)	$(.01)	$(.71)	$(.11)	$.00	$.00
Distributions from net realized gains	.00	(.01)	.00	.00	.00	.00	.00
Total Distributions	$.00	$(.30)	$(.01)	$(.71)	$(.11)	$.00	$.00

NET ASSET VALUE, END OF PERIOD	$39.57	$36.49	$31.98	$31.74	$29.11	$26.03	$22.43

Total Return	16.88%B,E	15.04%B	9.58%B,E	11.60%B	12.28%	16.05%	(23.79%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$44,070	$46,334	$52,148	$52,804	$67,259	$79,384	$94,643
Ratio of net expenses (after expense assumption) to average net assets	1.60%C,E	1.56%C	1.50%C,E	1.46%C	1.40%	1.40%	1.34%
Ratio of net investment income to average net assets	0.42%E	0.84%	0.41%E	0.66%	1.48%	0.36%	(0.27%)
Portfolio turnover rate	37.89%	94.23%	9.66%	107.61%D	77.87%	169.37%	209.20%

A The financial highlights as set forth herein reflect the historical financial highlights of IPS Millennium Fund. The Fund acquired the assets of IPS Millennium Fund as of the close of business on April 22, 2005. In connection with such acquisition, the shares of IPS Millennium Fund were exchanged for shares of the Fund.

B Excludes maximum sales charge of 5.75%.

C During the periods since April 22, 2005, Integrity Mutual Funds assumed/waived expenses of $158,374, $400,347, $40,314, and $259,259, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.31%, 2.39%, 2.41%, and 1.91%, respectively. During the periods prior to April 22, 2005, IPS Advisory did not assume/waive any expenses.

D Calculation excludes the value of securities acquired by the IPS New Frontier Fund of $622,238 in purchases and $2,123,907 in sales for the period.

E Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations for the Integrity Health Sciences Fund (the “Fund”) for the six months ended June 29, 2007.  The Fund’s portfolio and related financial statements are presented within for your review.

Management's Discussion & Analysis

I took over as manager of the Integrity Health Sciences Fund effective May 1, 2007. My methodology is very different from the previous portfolio manager’s. As a result, there was a major transition to a more value-oriented approach in the selection of health sciences stocks, with the majority of stocks being replaced. There is also now a focus on health care more broadly defined with a lower overall exposure to pharmaceutical and biotech stocks, although the transition is not yet complete. We are perhaps 75% there, and I expect it to be complete by the end of Q3. As a result, I am unable to discuss the returns for the first four months of 2007. What I can discuss is my approach, and what effects I believe this will have on the fund.

I expect a more value-oriented approach to reduce the Fund’s level of risk, and lower longer-term volatility without sacrificing performance. My methodology is to identify companies that generate consistently high levels of free cash flow and high ROICs (returns on invested capital) relative to their competitors. I calculate an estimated absolute value for the companies by discounting their free cash flows. My goal is to buy a focused portfolio of 20 – 30 stocks near or below estimated fair value, and to sell them whenever they rise significantly above fair value.

I expect this approach to produce good returns with relatively low risk. My goal is not to beat the S&P 500 on a raw numbers basis, but on a longer-term, risk-adjusted return basis. Because I am restricted by prospectus to companies in the health care field, this may not always be possible, but it is my goal. Numerous studies over the last half-century show overwhelmingly that a value discipline, no matter how value is measured, has outperformed the broad market, but it takes some time to establish a new fund portfolio, and I ask for your patience.

On a raw numbers basis for the 2007 first half ended June 30, the Fund’s total return was 3.49%*, vs. 6.96% for the S&P 500. The Fund has under performed for the last 1 and 3 years as well. I will do my best to change that. Since I took over the Fund, its standard deviation of monthly returns (a broad measure of risk) has fallen significantly, and its Sharpe Ratio (a measure of absolute, risk-adjusted returns relative to the 10-year T-Note) has risen from negative or near zero earlier in 2007 into positive territory. We want low risk and a positive Sharpe Ratio, and will continue working to improve both. Our cash position on June 30 was 9.8%.

Stock Market “Issues”

There are a number of economic and market headwinds, but so far they have been limited mostly to certain sectors of the market and the economy. The biggest one for the U.S., of course, is the housing sector. Credit has tightened for housing, although it has fortunately not yet spread to other areas of the economy. Recently the sub-prime lending woes have caused the meltdown of some hedge funds, necessitating a couple of multi-billion dollar bailouts. Since there is probably in the area of a trillion dollars of sub-primes out there, there likely are more to come, but this is still only a small part of the U.S. economy.

Destruction of savings and value in other parts of the economy is one way the housing problems could spread to the broader economy, and it is still too early to be certain that won’t happen. We are still far from the end of the sub-prime woes, and we are keeping an especially sharp eye on any negative fallout for the stock market. We foresaw limited problems in early 2006, and have completely avoided consumer finance and banking stocks, consumer discretionary spending stocks, and related areas. The affected areas are only about 10% of the total U.S. economy, though. The rest appears to be doing well, and especially the multinational companies, whose growth is being buoyed by robust growth outside the U.S.

A rapid rise in interest rates, especially the benchmark 10-year T-Note’s rise above 5%, has created a jittery stock market, although this appears to be reversing. This likely reflects increasing demand for capital due to a robust global economy, not inflation in the U.S. In that sense it is good sign, but the U.S. market has reacted badly because of the effect higher rates have on the housing and private equity buyout sectors. We think this is temporary, and not a reason to flee stocks. After all, we have been in a bull market for well over 4 years with only one other modest correction in the spring of 2006. With the market up about 20% in the last year, and much of it in the 2nd quarter, we are way overdue for a correction, and we believe interest rates are more the excuse for a correction than the cause.

There is another positive facet underlying the turmoil. Housing today is a poor investment, and if history is any guide, likely to stay that way for some years. So are bonds, with the spread between Treasuries and all other bonds at a historic low. U.S. stocks are also cheaper than most foreign stocks. Energy is not cheap, and neither are commodities. Most of the sources of value in the world that existed several few years ago are now gone. The result is likely to be that, notwithstanding the recent pullback in the stock market, at least over the next year and perhaps longer, a good deal of money will move from real estate, bonds, commodities and foreign stocks back into the US stock market, from both domestic and foreign sources. This should continue to boost stock prices.

Corporations have also been buying back their stock at record rates, and private equity deals are taking stock out of circulation. If intermediate rates retreat again and do not continue to rise we are likely to see this trend continue, to the benefit of stocks. Higher inflation is unlikely in the short to intermediate term, in my view, simply due to excess labor, and investment in excess capacity in so many industries globally.

I view the stock market in the U.S. as within a couple percent of fair value. It is almost a dual market. The very large cap multinationals are quite undervalued as a group, based on discounted cash flows, while smaller stocks with most or all of the business in North America and lower quality stocks are the most overvalued. We are likely to see a continuation of the bull market as long as valuations for stocks are reasonable relative to alternatives, and abundant liquidity moving into stocks from other investment areas is still creating a supply-demand imbalance in favor of stocks. There simply are few other places to put money today that are not overvalued relative to US stocks.

The main risk in our view is that interest rates stay high or move higher, or that credit tightening moves into broader non-housing lending. We do not see a major threat to the bull market until liquidity begins to dry up and/or credit starts to tighten, and so far there’s little evidence of that. From a contrarian perspective as well, we do not see the euphoria typical of bull market tops. Investors are still remarkably constrained in their optimism.

In short, I expect a continuation of the bull market following a long-overdue correction that may still have a few months to run before the bull market resumes.

If you would like more frequent updates, please visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert Loest, Ph.D., CFA

Senior Portfolio Manager

The views expressed are those of Robert Loest, Senior Portfolio Manager with Integrity Mutual Funds, Inc. (the “Company” or “Integrity Mutual Funds”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

June 29, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Security and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

June 29, 2007 (Unaudited)

COMPOSITION

Portfolio Market Sectors

(As a percentage of net assets)

HC-Healthcare	65.7%
T-Technology	11.6%
O-Other	11.6%
S-Service	11.1%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.  Please refer to Note 7: Investment Risks in the Notes to Financial Statements section of this report for information about risks applicable to investments in the health sector.

These percentages are subject to change.

Top Ten Holdings

(As a percentage of net assets)

1.	Watson Pharmaceutical Inc.	6.8%
2.	Genzyme Corp.	6.8%
3.	WellPoint Inc.	6.7%
4.	Lifepoint Hospitals, Inc.	6.5%
5.	John Wiley & Sons, Inc.	6.1%
6.	Johnson & Johnson	6.0%
7.	Novartis AG - ADR	5.9%
8.	Medtronic, Inc.	5.9%
9.	Amgen, Inc.	5.8%
10.	Quest Diagnostics Inc	5.4%

The Fund’s holdings are subject to change at any time.

June 29, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 29, 2006 to June 29, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 29, 2006	Ending Account Value June 29, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,034.88	$13.48
Hypothetical (5% return before expenses)	$1,000.00	$1,011.55	$13.33

*Expenses are equal to the annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 3.49% for the six-month period of December 29, 2006 to June 29, 2007.

June 29, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 29, 2007
Integrity Health Sciences Fund	1 year	3 year	5 year	10 year	Since Inception (June 19, 2000)
Without Sales Charge	14.90%	5.94%	8.23%	N/A	2.34%
With Sales Charge (5.75%)	8.33%	3.88%	6.95%	N/A	1.48%

Lipper Health/Biotechnology Index	1 year	3 year	5 year	10 year	Since Inception (June 19, 2000)
	14.33%	8.94%	10.92%	N/A	4.48%

S&P 500 Index	1 year	3 year	5 year	10 year	Since Inception (June 19, 2000)
	20.59%	11.68%	10.71%	N/A	1.85%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund’s performance prior to September 19, 2003 was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may have produced different results than those achieved by the current Investment Adviser. The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003. Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 29, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund, Lipper Health/Biotechnology Index, and the S&P 500 Index

	Integrity Health Sciences Fund without Sales Charge	Integrity Health Sciences Fund with Maximum Sales Charge	Lipper Health/Biotechnology Index	S&P 500 Index
06/19/2000	$10,000	$9,425	$10,000	$10,000
2000	$11,683	$11,012	$11,431	$8,937
2001	$10,657	$10,044	$10,235	$7,875
2002	$7,169	$6,757	$7,553	$6,135
2003	$9,376	$8,837	$9,859	$7,894
2004	$9,559	$9,009	$11,016	$8,753
2005	$10,952	$10,322	$12,280	$9,183
2006	$11,369	$10,715	$12,869	$10,634
06/29/2007	$11,766	$11,089	$13,611	$11,374

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

June 29, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees. Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Indefinite Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc. (Since April 2005); Trustee, Integrity Managed Portfolios (Since January 1996); Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), and Trustee, Integrity Managed Portfolios (since January 1999).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 800-276-1262.

June 29, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 62	Trustee, Chairman, President	Indefinite Since May 2003

Director (September 1987 to February 2007), President (September 2002 to May 2003), CEO (September 2001 to February 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (August 1988 to February 2007), Integrity Money Management, Inc.; Director, President and Treasurer (August 1988 to September 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to February 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (January 1996 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (January 2002 to February 2007) and President (September 2002 to December 2004), Capital Financial Services, Inc.; South Dakota Tax-Free Fund, Inc., (April 1994 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc., Trustee, Chairman, President (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and Trustee, Chairman, President (since May 2003), The Integrity Funds)

				15	Minot Park Board

OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President Secretary	Indefinite Since May 2003

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc.; Vice President and Secretary, Integrity Managed Portfolios (Since January 1996) and The Integrity Funds (Since June 2003).

				3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 800-276-1262.

Schedule of Investments June 29, 2007 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (88.4%)

Computer Hardware (3.0%)
Intel Corp.	3,000	$71,280

Drugs and Pharmaceuticals (24.5%)
*Amgen, Inc.	2,500	138,225
Johnson & Johnson	2,300	141,726
Novartis AG - ADR	2,500	140,175
*Watson Pharmaceutical Inc	5,000	162,650
		582,776

Healthcare (32.8%)
*Foxhollow Technologies Inc.	5,000	106,200
*Genzyme Corp.	2,500	161,000
IMS Health Inc.	3,000	96,390
*Neogen Corp	1,000	28,760
*Nighthawk Radiology Holdings	5,500	99,275
Quest Diagnostics Inc	2,500	129,125
*WellPoint Inc.	2,000	159,660
		780,410

Hospitals (6.5%)
*Lifepoint Hospitals, Inc.	4,000	154,720

Medical Equipment (5.9%)
Medtronic, Inc	2,700	140,022

Personal Products (5.0%)
Mckesson Corp	2,000	119,280

Publishing (6.1%)
John Wiley & Sons, Inc.	3,000	144,870

Semiconductor (4.6%)
Linear Technology Corp.	3,000	108,540

TOTAL COMMON STOCKS (COST: $1,905,626)		$2,101,898

SHORT-TERM SECURITIES (12.4%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $295,855)	295,855	$295,855

TOTAL INVESTMENTS IN SECURITIES (COST: $2,201,481)		$2,397,753
OTHER ASSETS LESS LIABILITIES		(19,904)

NET ASSETS		$2,377,849

* Non-income producing
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Assets and Liabilities June 29, 2007 (Unaudited)

ASSETS
Investments in securities, at value (cost: $2,201,481)	$2,397,753
Accrued dividends receivable	120
Accrued interest receivable	1,749
Prepaid expenses	1,502
Receivable from manager	2,802
Total Assets	$2,403,926

LIABILITIES
Accrued expenses	$7,960
Disbursements in excess of demand deposit cash	39
Payable for fund shares redeemed	11,523
Payable to affiliates	6,555
Total Liabilities	$26,077

NET ASSETS	$2,377,849

Net assets are represented by:
Capital stock outstanding, at par	$205
Additional paid-in capital	1,896,649
Accumulated undistributed net realized gain (loss) on investments	304,603
Accumulated undistributed net investment income (loss)	(19,880)
Unrealized appreciation (depreciation) on investments	196,272
Total amount representing net assets applicable to 205,434 outstanding shares of $.001 par value common stock (unlimited shares authorized)	$2,377,849

Net asset value per share	$11.57

Public offering price (based on sales charge of 5.75%)	$12.28

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Operations For the six months ended June 29, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$16,103
Dividends	8,253
Total Investment Income	$24,356

EXPENSES
Investment advisory fees	$20,031
Distribution (12b-1) fees	4,173
Transfer agent fees	12,000
Accounting service fees	12,835
Administrative service fees	12,000
Custodian fees	1,305
Professional fees	3,107
Transfer agent out-of-pockets	167
Reports to shareholders	2,165
License, fees, and registrations	1,770
Insurance expense	254
Audit fees	2,986
Other fees	267
Total Expenses	$73,060
Less expenses waived or absorbed by the Fund’s manager	(28,824)
Total Net Expenses	$44,236

NET INVESTMENT INCOME (LOSS)	$(19,880)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$387,859
Net change in unrealized appreciation (depreciation) of investments	(249,226)
Net Realized and Unrealized Gain (Loss) on Investments	$138,633

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$118,753

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Changes in Net Assets

For the six months ended June 29, 2007 and the year ended December 29, 2006

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(19,880)	$(95,837)
Net realized gain (loss) on investment transactions	387,859	950,161
Net change in unrealized appreciation (depreciation) on investments	(249,226)	(755,248)
Net Increase (Decrease) in Net Assets Resulting From Operations	$118,753	$99,076

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$16,620	$202,623
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(1,937,612)	(4,537,919)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(1,920,992)	$(4,335,296)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,802,239)	$(4,236,220)
NET ASSETS, BEGINNING OF PERIOD	4,180,088	8,416,308
NET ASSETS, END OF PERIOD	$2,377,849	$4,180,088

Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 29, 2007 (Unaudited)

Note 1: ORGANIZATION

The Fund is an investment portfolio of The Integrity Funds (the “Trust”) and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. On September 19, 2003, the Fund became a series of the Trust. Prior to this date, the Fund was part of the Willamette Funds Group (the “Willamette Funds”). The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the 1940 Act as an open-end management investment company. Each of the Willamette Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001. The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Fund. The Fund seeks long-term growth through capital appreciation.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Assets for which market quotations are available are valued as follows:

•

Each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price

•	Each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System

Integrity Fund Services, Inc. (the “Administrator” or “Integrity Fund Services”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent deferred sales charge - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 29, 2006	December 30, 2005
Tax-exempt income	$0	$0
Ordinary income	0	0
Long-term capital gains	0	0
Total	$0	$0

During the years ended December 29, 2006 and December 30, 2005, no distributions were paid.

As of December 29, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($83,256)	$445,498	$362,242

As of December 29, 2006, the Fund had net capital loss carryforwards, which are available to offset future realized gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2011	$83,256

For the year ended December 29, 2006, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 29, 2006, the Fund deferred to January 1, 2007 post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income - Dividend income is recognized on the ex-dividend date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3: CAPITAL SHARE TRANSACTIONS

As of June 29, 2007, there were unlimited shares $.001 par authorized; 205,434 and 373,940 were outstanding at June 29, 2007 and December 29, 2006, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
Shares sold	1,460	18,880
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(169,966)	(426,120)
Net increase (decrease)	(168,506)	(407,240)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (“Integrity Money Management”), the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets. The Fund has recognized $0 of investment advisory fees after a partial waiver for the six months ended June 29, 2007. The Fund has a payable to Integrity Money Management of $0 at June 29, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

The Investment Adviser has contractually agreed until March 31, 2008 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Fund do not exceed 2.65%. Thereafter, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.

Principal underwriter and shareholder services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses”. The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the Fund. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized of $4,173 service fee expenses for the six months ended June 29, 2007. The Fund has a payable to Integrity Funds Distributor of $497 at June 29, 2007 for service fees.

Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund’s average net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $12,000 of transfer agency fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $1,933 at June 29, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional accounting services fee of $500 per month is charged for each additional share class. The Fund has recognized $12,835 of accounting service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $2,033 at June 29, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.15% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund will pay an additional fee of $500 per month for each additional share class.  The Fund has recognized $12,000 of administrative service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $1,933 at June 29, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $1,390,764 and $3,137,279, respectively, for the six months ended June 29, 2007.

Note 6: INVESTMENT IN SECURITIES

At June 29, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $2,201,481. The net unrealized appreciation of investments based on the cost was $196,272, which is comprised of $249,191 aggregate gross unrealized appreciation and $52,919 aggregate gross unrealized depreciation.

Note 7: INVESTMENT RISKS

Risks of Health Sciences Companies

Because the Fund invests primarily in stocks of health sciences companies, it is particularly susceptible to risks associated with these companies. The Fund’s performance will depend on the performance of securities of issuers in health sciences-related industries, which may differ from general stock market performance. The products and services of health sciences companies may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services of these companies and new or amended regulations can adversely affect these issuers or the market value of their securities. Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

Note 8: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48).  FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects.  Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit.  To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.  The adoption of FIN 48 did not result in a material impact on the Fund’s financials statements.  Accordingly, no cumulative effect adjustment related to the adoption of FIN 48 was recorded.

As a regulated investment company, the Fund generally is not subject to income tax on its net income distributed as dividends to shareholders.  Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights June 29, 2007

Selected per share data and ratios for the period indicated.

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006	For The Year Ended December 30, 2005	For The Year Ended December 31, 2004	For The Period April 1, 2003 Through December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$11.18	$10.77	$9.40	$9.22	$7.29	$9.28	$8.71

Income from Investment Operations:
Net investment income (loss)	$(.10)	$(.26)	$(.22)	$(.26)	$(.28)	$(.26)	$(.24)
Net realized and unrealized gain (loss) on investment transactions	.49	.67	1.59	.44	2.21	(1.73)	.94
Total Income (Loss) From Investment Operations	$.39	$.41	$1.37	$.18	$1.93	$(1.99)	$.70

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	.00	.00	.00	.00	(.13)
Total Distributions	$.00	$.00	$.00	$.00	$.00	$.00	$(.13)

NET ASSET VALUE, END OF PERIOD	$11.57	$11.18	$10.77	$9.40	$9.22	$7.29	$9.28

Total Return	6.98%A,C	3.81%A	14.57%A	1.95%A	26.47%A,D	(21.44%)A	7.94%A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$2,378	$4,180	$8,416	$13,126	$16,358	$14,343	$22,255
Ratio of net expenses (after expense assumption) to average net assets	2.65%B,C	2.65%B	2.65%B	2.65%B	4.59%B,C	3.46%B	2.85%B
Ratio of net investment income to average net assets	(1.19%)C	(1.59%)	(1.76%)	(2.34%)	(4.26%)C	(3.17%)	(2.46%)
Portfolio turnover rate	51.13%	15.88%	30.10%	39.80%	20.40%	34.28%	68.38%

A Excludes maximum sales charge of 5.75%.

B During the periods since December 31, 2003, Integrity Mutual Funds assumed/waived expenses of $28,824, $36,406, $41,089, and $42,433, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.38%, 3.26%, 3.06%, and 2.93%, respectively. During the period April 1, 2003 through December 31, 2003, Integrity Mutual Funds and Willamette Asset Managers assumed/waived expenses of $28,935. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.84%. During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $32,026 and $47,186, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.66% and 3.05%, respectively.

C Ratio is annualized.

D Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations of the Integrity High Income Fund (the “Fund”) for the six months ended June 29, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

High Yield Market

The high yield market, as measured by the Lehman Brothers returned 2.87% for the year-to-date period. The market was down close to two points last month on worries about sub-prime mortgage defaults and related hedge fund blowups.

Performance

Although we were down in the second quarter, the Integrity High Income Fund has returned 2.82%* for the year-to-date period which is in still line with the index. Most all of our bonds were down 2-5 points during the sell-off.

Outlook

Is Sub-prime Mortgage bad?

•	Homeownership has increased to 68.4% in the 1st quarter of 2007 versus 67.1% in 2000 and 64% in 1990 – a true positive
•	The sub-prime sector currently makes up approximately 13.7% of the total mortgage market (up from 5% in 2003)
•	Defaults and 90 day delinquencies account for approximately 12% of current sub-prime loans
•	So about 1.6% of the whole mortgage market is troubled sub-prime loans
•	1.6% should not impact the rest of the economy

The market has worked – the participants that benefited from the sub-prime market up swing have taken the hit: mortgage companies, home builders, and the money managers that bought these risky securities.

While we do not buy sub-prime debt, the reason that we mention it at all, is that it has had an impact on bond prices in the high yield market.

Since the spread over the treasury for the high yield market hit a low of 252 basis points on June 5th, it has widened to over 310 bps. This translates into a bond price decline of 2-5 points depending on bond maturity. On a positive note, it creates a very good buying opportunity for us. Our model portfolio yields a spread of about 460 basis points over the treasury. We are getting compensated very well in a market where credit quality is near all time highs and corporate bankruptcies are near all time lows.

While we acknowledge spreads may widen additionally due to the skittishness of the market, we feel this is a great buying opportunity to pick up very good yields cheaply.

If you would like more frequent updates, please visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Jeff Cummer, CFP

Senior Portfolio Manager and President

SMH Capital Advisors, Inc.

The views expressed are those of Jeff Cummer, Senior Portfolio Manager and President, SMH Capital Advisors, Inc. (“SMH”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

High yield securities are lower quality debt securities and are subject to greater risk of default or price changes due to changes in the credit quality of the issuer.

June 29, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Security and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

June 29, 2007 (Unaudited)

TERMS AND DEFINITIONS

Appreciation: Increase in the value of an asset

Average Annual Total Return: A standardized measurement of the return (yield and appreciation) earned by a fund on an annual basis

Coupon Rate or Face Rate: The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage

Depreciation: Decrease in the value of an asset

Market Value: Actual (or estimated) price at which a fund trades in the marketplace

Maturity: A measure of the term or life of a bond in years; when a bond “matures”, the issuer repays the principal

Multiple Classes of Shares: Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options, which are “classes” of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value: The value of all of your fund’s assets, minus any liabilities, divided by the number of outstanding shares not including any initial or contingent deferred sales charge

Offering Price: The price at which a mutual fund’s share can be purchased; the offering price per shares is the current net asset value plus any sales charge

Quality Ratings: A designation assigned by independent rating companies to give a relative indication of a bond’s creditworthiness; “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return: Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

June 29, 2007 (Unaudited)

COMPOSITION

Portfolio Quality Ratings

(Based on total long-term investments)

B	53.4%
BB	16.8%
CCC	27.2%
NR	2.6%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s Ratings Group.

These percentages are subject to change.

Key Statistics

A Shares		C Shares
December 29, 2006 NAV (share value)	$10.20	December 29, 2006 NAV (share value)	$10.22
June 29, 2007 NAV	$10.10	June 29, 2007 NAV	$10.12

Total Net Assets	$172,529,748
Number of Issues	43
Average Maturity	6.2 years

June 29, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 29, 2006 to June 29, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 29, 2006	Ending Account Value June 29, 2007	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,028.24	$8.87
Class C	$1,000.00	$1,024.42	$12.65
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.05	$8.82
Class C	$1,000.00	$1,012.30	$12.58

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.75% for Class A and 2.50% for Class C), multiplied by the average account value over the period, multiplied by 180/360 days. Class A’s ending account value on the first line in the table is based on its actual total return of 2.82% for the six-month period of December 29, 2006 to June 29, 2007. Class C’s ending account value on the first line in the table is based on its actual total return of 2.44% for the six-month period of December 29, 2006 to June 29, 2007.

June 29, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 29, 2007
Integrity High Income Fund
Class A Shares	1 year	3 year	5 year	10 year	Since Inception (April 30, 2004)
Without Sales Charge	8.43%	9.54%	N/A	N/A	9.77%
With Sales Charge (4.25%)	3.84%	7.95%	N/A	N/A	8.28%

Class C Shares	1 year	3 year	5 year	10 year	Since Inception (April 30, 2004)
Without CDSC	7.63%	8.72%	N/A	N/A	8.82%
With CDSC (1.00%)	6.63%	8.72%	N/A	N/A	8.82%

Lehman Brothers High Yield Corporate Bond Index	1 year	3 year	5 year	10 year	Since Inception (April 30, 2004)
	11.56%	9.04%	N/A	N/A	8.46%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

June 29, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund and the Lehman Brothers High Yield Corporate Bond Index

Class A Shares
	Integrity High Income Fund without Sales Charge	Integrity High Income Fund with Maximum Sales Charge	Lehman Brothers High Yield Corporate Bond Index
04/30/2004	$10,000	$9,575	$10,000
2004	$10,981	$10,518	$10,934
2005	$11,803	$11,306	$11,233
2006	$13,061	$12,511	$12,567
06/29/2007	$13,430	$12,864	$12,928

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

June 29, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees. Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Indefinite Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc. (Since April 2005); Trustee, Integrity Managed Portfolios (Since January 1996); Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), and Trustee, Integrity Managed Portfolios (since January 1999).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

June 29, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 62	Trustee, Chairman, President	Indefinite Since May 2003

Director (September 1987 to February 2007), President (September 2002 to May 2003), CEO (September 2001 to February 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (August 1988 to February 2007), Integrity Money Management, Inc.; Director, President and Treasurer (August 1988 to September 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to February 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (January 1996 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (January 2002 to February 2007) and President (September 2002 to December 2004), Capital Financial Services, Inc.; South Dakota Tax-Free Fund, Inc., (April 1994 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc., Trustee, Chairman, President (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and Trustee, Chairman, President (since May 2003), The Integrity Funds)

				15	Minot Park Board

OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President Secretary	Indefinite Since May 2003

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc.; Vice President and Secretary, Integrity Managed Portfolios (Since January 1996) and The Integrity Funds (Since June 2003).

				3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments June 29, 2007 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (93.0%)

Aerospace & Defense (0.3%)
Spacehab	5.500%	10/15/2010	$1,095,000	$572,137

Broadcast Serv/Program (9.0%)
Sirius Satellite Radio	9.625	08/01/2013	7,785,000	7,648,762
XM Satellite Radio	9.750	05/01/2014	8,016,000	7,815,600
				15,464,362

Building-Residential/Commer (17.7%)
K Hovnanian Enterprises	6.250	01/15/2016	600,000	510,000
Kimball Hill Inc.	10.500	12/15/2012	7,845,000	7,178,175
William Lyon Homes	10.750	04/01/2013	4,461,000	4,337,966
M/I Homes Inc.	6.875	04/01/2012	5,414,000	5,000,479
Standard Pacific Corporation	6.250	04/01/2014	243,000	212,124
Tousa Inc.	9.000	07/01/2010	1,936,000	1,800,480
Tousa Inc.	7.500	03/15/2011	243,000	170,243
Tousa Inc.	10.375	07/01/2012	4,254,000	3,132,008
Tousa Inc.	7.500	01/15/2015	2,598,000	1,716,603
WCI Communities	9.125	05/01/2012	4,556,000	4,510,486
WCI Communities Inc	6.625	03/15/2015	2,018,000	1,965,835
				30,534,399

Casino Hotels (11.5%)
Boyd Gaming Corp.	6.750	04/15/2014	4,814,000	4,717,720
MGM Mirage	6.625	07/15/2015	6,359,000	5,786,690
Magna Entertainment	7.250	12/15/2009	1,304,000	1,246,950
Trump Entertainment Resorts	8.500	06/01/2015	7,319,000	7,337,298
Wynn Las Vegas	6.625	12/01/2014	705,000	681,206
				19,769,864

Construction Materials (4.4%)
US Concrete Inc.	8.375	04/01/2014	7,541,000	7,544,469

Electronic Comp-Semicon (7.9%)
Advanced Micro Devices	7.750	11/01/2012	1,159,000	1,093,748
Amkor Technologies, Inc.	7.750	05/15/2013	5,140,000	4,970,174
Amkor Technologies	9.250	06/01/2016	1,435,000	1,478,050
Stoneridge Inc.	11.500	05/01/2012	5,768,000	6,056,573
				13,598,545
Finance - Auto Loans (4.4%)
Ford Motor Credit Co	7.000	10/01/2013	8,090,000	7,594,568

Finance - Other Services (3.2%)
AMR Real Estate Partners	7.125	02/15/2013	5,700,000	5,500,500

Food - Retail (3.3%)
Landry's Restaurant	7.500	12/15/2014	5,947,000	5,777,986

Marine Services (0.8%)
Great Lakes Dredge & Dock	7.750	12/15/2013	1,378,000	1,357,399

Medical - Hospitals (2.8%)
Tenet Healthcare Corp.	9.875	07/01/2014	4,821,000	4,773,754

Miscellaneous Manufacturer (1.1%)
Propex Fabrics Inc.	10.000	12/01/2012	2,118,000	1,886,672

Oil Co. - Explor. & Prod. (12.5%)
Brigham Exploration Co.	9.625	05/01/2014	7,646,000	7,646,000
Callon Petroleum	9.750	12/08/2010	2,218,000	2,209,971
Comstock Resources Inc	6.875	03/01/2012	275,000	262,980
Encore Acquisition	6.000	07/15/2015	4,282,000	3,811,922
Clayton William Energy	7.750	08/01/2013	8,107,000	7,620,904
				21,551,777
Oil Refining & Marketing (1.3%)
United Refining	10.500	08/15/2012	2,218,000	2,306,809

Resorts - Themeparks (3.2%)
Six Flags Inc.	8.875	02/01/2010	173,000	171,270
Six Flags Inc.	9.750	04/15/2013	5,708,000	5,383,443
				5,554,713
Retail - Jewelry (4.3%)
Finlay Fine Jewelry Corp	8.375	06/01/2012	8,445,000	7,473,825

Retail - Major Dept Store (1.1%)
Toys R Us	7.375	10/15/2018	2,367,000	1,998,482

Telecom Services (2.2%)
Grande Communications	14.000	04/01/2011	3,432,000	3,641,558
*PacWest Telecom Inc.	13.500	02/01/2009	1,259,172	138,509
				3,780,067
Transport Services (2.0%)
Phi Inc	7.125	04/15/2013	3,600,000	3,456,144

TOTAL CORPORATE BONDS (COST: $163,471,399)				$160,496,472

SHORT-TERM SECURITIES (6.0%)			Shares
Wells Fargo Advantage Investment Money Market (COST: $10,341,947)			10,341,947	$10,341,947

TOTAL INVESTMENTS IN SECURITIES (COST: $173,813,346)				$170,838,419
OTHER ASSETS LESS LIABILITIES				1,691,329

NET ASSETS				$172,529,748

*Non-income producing due to default

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Assets and Liabilities June 29, 2007 (Unaudited)

ASSETS
Investments in securities, at value (cost: $173,813,346)	$170,838,419
Cash	32,719
Accrued dividends receivable	19,768
Accrued interest receivable	3,542,789
Prepaid expenses	49,140
Receivable for fund shares sold	1,321,509
Receivable for income taxes withheld	239
Total Assets	$175,804,583

LIABILITIES
Accrued expenses	$15,598
Dividends payable	1,042,667
Payable for fund shares redeemed	1,954,517
Payable to affiliates	262,053
Total Liabilities	$3,274,835

NET ASSETS	$172,529,748

Net assets are represented by:
Capital stock outstanding, at par	$17,068
Additional paid-in capital	174,825,269
Accumulated undistributed net realized gain (loss) on investments	662,338
Unrealized appreciation (depreciation) on investments	(2,974,927)
Total amount representing net assets applicable to 17,068,444 outstanding shares of $.001 par value common stock (unlimited shares authorized)	$172,529,748

Net assets consist of:
Class A	$119,814,950
Class C	$52,714,798
Total Net Assets	$172,529,748

Shares outstanding:
Class A	11,861,447
Class C	5,206,997

Net Asset Value per share:
Class A	$10.10
Class A Offering Price (based on sales charge of 4.25%)	$10.55
Class C	$10.12

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Operations For the six months ended June 29, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$7,456,391
Dividends	174,349
Total Investment Income	$7,630,740

EXPENSES
Investment advisory fees	$824,790
Distribution (12b-1) fees—Class A	145,825
Distribution (12b-1) fees—Class C	237,593
Administrative service fees	167,958
Transfer agent fees	209,198
Accounting service fees	47,244
Transfer agent out-of-pockets	1,683
Custodian fees	9,335
Professional fees	28,897
Trustees fees	4,593
Reports to shareholders	8,842
Insurance expense	1,340
Legal fees	9,514
Audit fees	3,863
License, fees, and registrations	42,140
Total Expenses	$1,742,815
Less expenses waived or absorbed by the Fund’s manager	(128,054)
Total Net Expenses	$1,614,761

NET INVESTMENT INCOME (LOSS)	$6,015,979

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$662,338
Net change in unrealized appreciation (depreciation) of investments	(2,807,641)
Net Realized and Unrealized Gain (Loss) on Investments	$(2,145,303)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,870,676

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Changes in Net Assets

For the six months ended June 29, 2007 and the year ended December 29, 2006

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,015,979	$7,116,317
Net realized gain (loss) on investment transactions	662,338	1,955,734
Net change in unrealized appreciation (depreciation) on investments	(2,807,641)	819,213
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,870,676	$9,891,264

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income
Class A ($.39 and $.76 per share, respectively)	$(4,401,251)	$(4,938,511)
Class C ($.35 and $.69 per share, respectively)	(1,614,728)	(2,177,807)
Distributions from net realized gain on investment transactions
Class A ($.00 and $.14 per share, respectively)	0	(1,383,377)
Class C ($.00 and $.14 per share, respectively)	0	(572,357)
Total Dividends and Distributions	$(6,015,979)	$(9,072,052)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	$40,914,938	$75,112,459
Class C	14,593,176	20,222,970
Proceeds from reinvested dividends
Class A	2,648,925	3,848,522
Class C	927,190	1,732,778
Cost of shares redeemed
Class A	(23,791,381)	(15,682,402)
Class C	(4,002,941)	(4,789,665)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$31,289,907	$80,444,662

TOTAL INCREASE (DECREASE) IN NET ASSETS	$29,144,604	$81,263,874
NET ASSETS, BEGINNING OF PERIOD	143,385,144	62,121,270
NET ASSETS, END OF PERIOD	$172,529,748	$143,385,144

Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 29, 2007 (Unaudited)

Note 1: ORGANIZATION

The Fund is an investment portfolio of The Integrity Funds (the “Trust”) and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. The Fund seeks a high level of current income with capital appreciation as a secondary objective. The Fund commenced operations on April 30, 2004 under the Trust. From its inception (September 7, 1992) until February 9, 1998, the Trust was organized by the Investment Adviser as a Collective Investment Trust under New York law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust. In connection with this reorganization, the name of the Trust was changed from “Canandaigua National Collective Investment Fund for Qualified Trusts” to “The Canandaigua Funds”. On March 3, 2003, the Trust was renamed “The Integrity Funds”.

Class A Shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis. Class C shares are sold without a sales charge and are subject to a distribution fee of up to 1.00% on an annual basis and a CDSC of 1.00% if shares are redeemed within 12 months of purchase. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Assets for which market quotations are available are valued as follows:

•

Each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price

•	Each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System

Integrity Fund Services, Inc. (the “Administrator” or “Integrity Fund Services”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Contingent deferred sales charge - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 29, 2006	December 30, 2005
Tax-exempt income	$0	$0
Ordinary income	8,260,318	3,979,551
Long-term capital gains	811,734	277,116
Total	$9,072,052	$4,256,667

As of December 29, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	$0	($167,286)	($167,286)

For the year ended December 29, 2006, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 29, 2006, the Fund deferred to January 1, 2007 post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Multiple class allocations - The Fund simultaneously uses the settled shares method to allocate income and fund-wide expenses and uses the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class. For the six months ended June 29, 2007, distribution fees were the only class-specific expenses.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income at the end of the calendar year. Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the settled shares of each class.

Premiums and discounts - Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3: CAPITAL SHARE TRANSACTIONS

As of June 29, 2007, there were unlimited shares of $.001 par value authorized; 17,068,444 and 14,047,515 were outstanding at June 29, 2007 and December 29, 2006, respectively.

Transactions in capital shares were as follows:

	Class A Shares		Class C Shares
	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
Shares sold	3,960,771	7,358,845	1,411,517	1,975,863
Shares issued on reinvestment of dividends	256,859	377,363	89,724	169,530
Shares redeemed	(2,311,082)	(1,533,009)	(386,860)	(467,009)
Net increase (decrease)	1,906,548	6,203,199	1,114,381	1,678,384

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (the “Company” or “Integrity Mutual Funds”), the Fund’s sponsor. SMH is the Sub-Adviser to the Fund.

The Advisory Agreement between the Fund and Integrity Money Management provides for fees to be computed at an annual rate of 1.00% of the Fund’s average daily net assets. The Fund has recognized $696,736 of investment advisory fees after a partial waiver for the six months ended June 29, 2007. The Fund has a payable to Integrity Money Management of $119,851 at June 29, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

The Investment Adviser has contractually agreed until March 31, 2008 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Fund do not exceed 1.75% for the Class A shares and 2.50% for the Class C shares. Thereafter, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.

Principal underwriter and shareholder services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses”. Class A currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Class C currently pays an annual distribution fee of up to 1.00% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

For the six months ended June 29, 2007, amounts paid or accrued to Integrity Funds Distributor and fees waived, if any, pursuant to Class A and Class C Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	$145,825	$0
Class C Shares	$237,593	$0

Integrity Fund Services provides shareholder services for a fee computed at an annual rate of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $209,198 of transfer agency fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $36,053 at June 29, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $47,244 of accounting service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $7,893 at June 29, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses. The Fund will pay an additional fee of $500 per month for each additional share class. The Fund has recognized $167,958 of administrative service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $28,939 at June 29, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $54,617,486 and $22,608,295, respectively, for the six months ended June 29, 2007.

Note 6: INVESTMENT IN SECURITIES

At June 29, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $173,813,346. The net unrealized depreciation of investments based on the cost was $2,974,927, which is comprised of $2,623,059 aggregate gross unrealized appreciation and $5,597,986 aggregate gross unrealized depreciation.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48).  FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects.  Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit.  To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.  The adoption of FIN 48 did not result in a material impact on the Fund’s financials statements.  Accordingly, no cumulative effect adjustment related to the adoption of FIN 48 was recorded.

As a regulated investment company, the Fund generally is not subject to income tax on its net income distributed as dividends to shareholders.  Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights June 29, 2007

Selected per share data and ratios for the period indicated.

Class A Shares

	For The Six Months Ended June 29, 2007 (Unaudited)		For The Year Ended December 29, 2006		For The Year Ended December 30, 2005		For The Period Since Inception (April 30, 2004) Through December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.20		$10.07		$10.33		$10.00

Income from Investment Operations:
Net investment income (loss)	$.39		$.76		$.79		$.57
Net realized and unrealized gain (loss) on investment transactions	(.10)		.27		(.05)		.38
Total Income (Loss) From Investment Operations	$.29		$1.03		$0.74		$.95

Less Distributions:
Dividends from net investment income	$(.39)	$	( .76)	$	( .79)	$	( .57)
Distributions from net realized gains	.00		( .14)		( .21)		( .05)
Total Distributions	$(.39)	$	( .90)		$(1.00)	$	( .62)

NET ASSET VALUE, END OF PERIOD	$10.10		$10.20		$10.07		$10.33

Total Return	5.65%A,C		10.66%A		7.48%A		9.81%A,D

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$119,815		$101,545		$37,764		$11,112
Ratio of net expenses (after expense assumption) to average net assets	1.75%B,C		1.75%B		1.75%B		1.69%B,C
Ratio of net investment income to average net assets	7.55%C		7.49%		7.71%		7.20%C
Portfolio turnover rate	14.79%		38.76%		31.69%		29.81%

A Excludes maximum sales charge of 4.25%.

B During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $90,953, $130,316, $71,122, and $32,195, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.91%, 1.95%, 2.05%, and 3.00%, respectively.

C Ratio is annualized.

D Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights June 29, 2007

Selected per share data and ratios for the period indicated.

Class C Shares

	For The Six Months Ended June 29, 2007 (Unaudited)		For The Year Ended December 29, 2006	For The Year Ended December 30, 2005		For The Period Since Inception (April 30, 2004) Through December 31, 2004
NET ASSET VALUE, BEGINNING OF PERIOD	$10.22		$10.09	$10.36		$10.00

Income from Investment Operations:
Net investment income (loss)	$.35		$.69	$.71		$.46
Net realized and unrealized gain (loss) on investment transactions	(.10)		.27	(.06)		.41
Total Income (Loss) From Investment Operations	$.25		$.96	$.65		$.87

Less Distributions:
Dividends from net investment income	$(.35)	$	( .69)	$(.71)	$	( .46)
Distributions from net realized gains	.00		( .14)	(.21)		( .05)
Total Distributions	$(.35)	$	( .83)	$(.92)	$	( .51)

NET ASSET VALUE, END OF PERIOD	$10.12		$10.22	$10.09		$10.36

Total Return	4.88%A,C		9.84%A	6.59%A		8.93%A,D

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$52,715		$41,840	$24,357		$8,988
Ratio of net expenses (after expense assumption) to average net assets	2.50%B,C		2.50%B	2.50%B		2.48%B,C
Ratio of net investment income to average net assets	6.80%C		6.75%	6.96%		6.83%C
Portfolio turnover rate	14.79%		38.76%	31.69%		29.81%

A Excludes CDSC of 1.00%.

B During the periods indicated above, Integrity Mutual Funds assumed/waived expenses of $37,101, $64,030, $51,581, and $62,188, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.66%, 2.70%, 2.81%, and 4.26%, respectively.

C Ratio is annualized.

D Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations of the Integrity Small Cap Growth Fund (the “Fund”) for the six months ended June 29, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

Management's Discussion & Analysis

I took over as manager of the Integrity Small Cap Growth Fund effective May 1, 2007. My methodology is very different from the previous portfolio manager’s. As a result, there was a major transition to a more value-oriented approach in the selection of small cap stocks, with the majority of stocks being replaced, although the transition is not yet complete. We are perhaps 75% there, and I expect it to be complete by the end of Q3. As a result, I am unable to discuss the returns for the first four months of 2007. What I can discuss is my approach, and what effects I believe this will have on the fund.

I expect a more value-oriented approach to reduce the Fund’s level of risk, and make returns less volatile without sacrificing performance. My methodology is to identify companies that generate consistently high levels of free cash flow and high ROICs (returns on invested capital) relative to their competitors. I calculate an estimated absolute value for the companies by discounting their free cash flows. My goal is to buy a focused portfolio of 20 – 30 stocks near or below estimated fair value, and to sell them whenever they rise significantly above fair value.

I expect this approach to produce good returns with relatively low risk. My goal is not to beat the market on a raw numbers basis, but on a longer-term, risk-adjusted return basis. Because I am restricted by prospectus to the small cap segment of the market, this may not always be possible, but it is my goal. Numerous studies over the last half-century show overwhelmingly that a value discipline, no matter how value is measured, has outperformed the broad market, but it takes some time to establish a new fund portfolio, and I ask for your patience.

On a raw numbers basis for the 2007 first half ended June 30, the Fund’s total return was 5.86%*, vs. 6.45% for the Russell 2000 Index. I will do my best to reverse the underperformance. Since I took over the Fund, its standard deviation of monthly returns (a broad measure of risk) has fallen significantly, and its Sharpe Ratio (a measure of absolute, risk-adjusted returns relative to the 10-year T-Note) has risen from negative or zero earlier in 2007 into positive territory. I want low risk and a positive Sharpe Ratio, and will continue working to improve both. Our cash position on June 30 was 22.2%.

Stock Market “Issues”

There are a number of economic and market headwinds, but so far they have been limited mostly to certain sectors of the market and the economy. The biggest one for the U.S., of course, is the housing sector. Credit has tightened for housing, although it has fortunately not yet spread to other areas of the economy. Recently the sub-prime lending woes have caused the meltdown of some hedge funds, necessitating a couple of multi-billion dollar bailouts. Since there is probably in the area of a trillion dollars of sub-primes out there, there likely are more to come, but this is still only a small part of the U.S. economy.

Destruction of savings and value in other parts of the economy is one way the housing problems could spread to the broader economy, and it is still too early to be certain that won’t happen. We are still far from the end of the sub-prime woes, and we are keeping an especially sharp eye on any negative fallout for the stock market. We foresaw limited problems in early 2006, and have completely avoided consumer finance and banking stocks, consumer discretionary spending stocks, and related areas. The affected areas are only about 10% of the total U.S. economy, though. The rest appears to be doing well, and especially the multinational companies, whose growth is being buoyed by robust growth outside the U.S.

A rapid rise in interest rates, especially the benchmark 10-year T-Note’s rise above 5%, has created a jittery stock market, although this appears to be reversing. This likely reflects increasing demand for capital due to a robust global economy, not inflation in the U.S. In that sense it is good sign, but the U.S. market has reacted badly because of the effect higher rates have on the housing and private equity buyout sectors. We think this is temporary, and not a reason to flee stocks. After all, we have been in a bull market for well over 4 years with only one other modest correction in the spring of 2006. With the market up about 20% in the last year, and much of it in the 2nd quarter, we are way overdue for a correction, and we believe interest rates are more the excuse for a correction than the cause.

There is another positive facet underlying the turmoil. Housing today is a poor investment, and if history is any guide, likely to stay that way for some years. So are bonds, with the spread between Treasuries and all other bonds at a historic low. U.S. stocks are also cheaper than most foreign stocks. Energy is not cheap, and neither are commodities. Most of the sources of value in the world that existed several few years ago are now gone. The result is likely to be that, notwithstanding the recent pullback in the stock market, at least over the next year and perhaps longer, a good deal of money will move from real estate, bonds, commodities and foreign stocks back into the U.S. stock market, from both domestic and foreign sources. This should continue to boost stock prices.

Corporations have also been buying back their stock at record rates, and private equity deals are taking stock out of circulation. If intermediate rates retreat again and do not continue to rise we are likely to see this trend continue, to the benefit of stocks. Higher inflation is unlikely in the short to intermediate term, in my view, simply due to excess labor, and investment in excess capacity in so many industries globally.

I view the stock market in the U.S. as within a couple percent of fair value. It is almost a dual market. The very large cap multinationals are quite undervalued as a group, based on discounted cash flows, while smaller stocks with most or all of the business in North America and lower quality stocks are the most overvalued. We are likely to see a continuation of the bull market as long as valuations for stocks are reasonable relative to alternatives, and abundant liquidity moving into stocks from other investment areas is still creating a supply-demand imbalance in favor of stocks. There simply are few other places to put money today that are not overvalued relative to U.S. stocks.

The main risk in our view is that interest rates stay high or move higher, or that credit tightening moves into broader non-housing lending. We do not see a major threat to the bull market until liquidity begins to dry up and/or credit starts to tighten, and so far there’s little evidence of that. From a contrarian perspective as well, we do not see the euphoria typical of bull market tops. Investors are still remarkably constrained in their optimism.

In short, I expect a continuation of the bull market following a long-overdue correction that may still have a few months to run before the bull market resumes.

If you would like more frequent updates, please visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert Loest, Ph.D., CFA

Senior Portfolio Manager

The views expressed are those of Robert Loest, Senior Portfolio Manager with Integrity Mutual Funds, Inc. (the “Company” or “Integrity Mutual Funds”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

The Fund invests in small and mid-sized companies. Stocks of small and mid-sized companies are more sensitive to changing market conditions and, therefore, investing in such securities involves greater risk than investing in the securities of larger companies.

June 29, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Security and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

 June 29, 2007 (Unaudited)

COMPOSITION

Portfolio Market Sectors

(As a percentage of net assets)

O - Other	22.6%
S-Services	17.7%
F-Financial	15.5%
H-Healthcare	14.7%
T-Technology	10.3%
E-Energy	9.9%
B-Basic Materials	5.0%
I-Industrials	4.3%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

Top Ten Holdings

(As a percentage of net assets)

1.	EPIQ Systems Inc.	6.9%
2.	Arthur J. Gallagher & Co.	6.6%
3.	Medtronic Inc.	5.5%
4.	Newfield Exploration	5.2%
5.	BJ Services Co.	5.1%
6.	Quest Diagnostics Inc.	4.9%
7.	Energy Conversion Devices	4.7%
8.	John Wiley & Sons Inc.	4.6%
9.	Federated Investors Inc.	4.5%
10.	Getty Images Inc.	4.5%

The Fund’s holdings are subject to change at any time.

June 29, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 29, 2006 to June 29, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 29, 2006	Ending Account Value June 29, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,058.56	$13.64
Hypothetical (5% return before expenses)	$1,000.00	$1,011.55	$13.33

*Expenses are equal to the annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 5.86% for the six-month period of December 29, 2006 to June 29, 2007.

June 29, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 29, 2007
Integrity Small Cap Growth Fund	1 year	3 year	5 year	10 year	Since Inception (April 5, 1999)
Without Sales Charge	12.47%	11.40%	9.47%	N/A	9.61%
With Sales Charge (5.75%)	6.04%	9.22%	8.17%	N/A	8.83%

Lipper Small Cap Growth Index	1 year	3 year	5 year	10 year	Since Inception (April 5, 1999)
	17.28%	11.48%	11.98%	N/A	8.65%

Russell 2000 Index	1 year	3 year	5 year	10 year	Since Inception (April 5, 1999)
	16.43%	13.45%	13.88%	N/A	10.63%

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund’s performance prior to September 19, 2003 was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may have produced different results than those achieved by the current investment adviser. The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003. Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 29, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund, Lipper Small Cap Growth Index, and the Russell 2000 Index

	Integrity Small Cap Growth Fund without Sales Charge	Integrity Small Cap Growth Fund with Maximum Sales Charge	Lipper Small Cap Growth Index	Russell 2000 Index
04/05/1999	$10,000	$9,425	$10,000	$10,000
1999	$17,892	$16,863	$16,519	$12,673
2000	$17,327	$16,331	$15,155	$12,290
2001	$15,191	$14,318	$13,190	$12,596
2002	$11,467	$10,808	$9,546	$10,016
2003	$14,946	$14,087	$13,815	$14,748
2004	$16,747	$15,784	$15,312	$17,452
2005	$18,698	$17,623	$16,129	$18,246
2006	$20,143	$18,985	$17,847	$21,598
06/29/07	$21,323	$20,097	$19,806	$22,990

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

June 29, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees. Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Indefinite Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc. (Since April 2005); Trustee, Integrity Managed Portfolios (Since January 1996); Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), and Trustee, Integrity Managed Portfolios (since January 1999).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

June 29, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 62	Trustee, Chairman, President	Indefinite Since May 2003

Director (September 1987 to February 2007), President (September 2002 to May 2003), CEO (September 2001 to February 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (August 1988 to February 2007), Integrity Money Management, Inc.; Director, President and Treasurer (August 1988 to September 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to February 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (January 1996 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (January 2002 to February 2007) and President (September 2002 to December 2004), Capital Financial Services, Inc.; South Dakota Tax-Free Fund, Inc., (April 1994 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc., Trustee, Chairman, President (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and Trustee, Chairman, President (since May 2003), The Integrity Funds)

				15	Minot Park Board

OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President Secretary	Indefinite Since May 2003

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc.; Vice President and Secretary, Integrity Managed Portfolios (Since January 1996) and The Integrity Funds (Since June 2003).

				3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments June 29, 2007 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (77.5%)

Business Software & Services (11.2%)
Portfolio Recovery Associates	3,000	$180,060
*EPIQ Systems, Inc.	18,000	290,880
		470,940
Diversified Machinery (4.3%)
Teleflex Inc.	2,200	179,916

Energy (5.0%)
BJ Services Co	7,500	213,300

Financial (4.5%)
Federated Investors, Inc.	5,000	191,650

Healthcare (9.2%)
*Nighthawk Radiology Holdings	10,000	180,500
Quest Diagnostics Inc	4,000	206,600
		387,100

Insurance (11.0%)
Arthur J. Gallagher & Co.	10,000	278,800
RenaissanceRe Holdings Ltd.	3,000	185,970
		464,770

Medical Equipment (5.5%)
Medtronic, Inc	4,500	233,370

Oil & Gas Operations (5.2%)
*Newfield Exploration	4,800	218,640

Publishing (9.1%)
*Getty Images Inc	4,000	191,240
John Wiley & Sons, Inc.	4,000	193,160
		384,400

Restaurants (4.4%)
*Panera Bread Company	4,000	184,240

Scientific/Technical Instruments (4.7%)
*Energy Conversion Devices	6,500	200,330

Semiconductor (3.4%)
Linear Technology Corp.	4,000	144,720

TOTAL COMMON STOCKS (COST: $3,126,097)		$3,273,376

SHORT-TERM SECURITIES (22.9%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $968,518)	968,518	$968,518

TOTAL INVESTMENTS IN SECURITIES (COST: $4,094,615)		$4,241,894
OTHER ASSETS LESS LIABILITIES		(16,883)

NET ASSETS		$4,225,011

*Non-income producing
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Assets and Liabilities June 29, 2007 (Unaudited)

ASSETS
Investments in securities, at value (cost: $4,094,615)	$4,241,894
Cash	1,236
Accrued dividends receivable	4,355
Accrued interest receivable	1,827
Prepaid expenses	2,407
Receivable from manager	146
Total Assets	$4,251,865

LIABILITIES
Accrued expenses	$9,496
Payable for fund shares redeemed	9,191
Payable to affiliates	8,167
Total Liabilities	$26,854

NET ASSETS	$4,225,011

Net assets are represented by:
Capital stock outstanding, at par	$449
Additional paid-in capital	2,619,767
Accumulated undistributed net realized gain (loss) on investments	1,494,238
Accumulated undistributed net investment income (loss)	(36,722)
Unrealized appreciation (depreciation) on investments	147,279
Total amount representing net assets applicable to 449,250 outstanding shares of $.001 par value common stock (unlimited shares authorized)	$4,225,011

Net asset value per share	$9.40

Public offering price (based on sales charge of 5.75%)	$9.97

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Operations For the six months ended June 29, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$23,461
Dividends	18,174
Total Investment Income	$41,635

EXPENSES
Investment advisory fees	$35,483
Distribution (12b-1) fees	14,784
Transfer agent fees	12,000
Accounting service fees	13,479
Administrative service fees	12,000
Custodian fees	1,435
Professional fees	3,917
Transfer agent out-of-pockets	210
Reports to shareholders	2,695
Insurance expense	316
Audit fees	2,975
License, fees, and registrations	1,821
Other fees	33
Total Expenses	$101,148
Less expenses waived or absorbed by the Fund’s manager	(22,791)
Total Net Expenses	$78,357

NET INVESTMENT INCOME (LOSS)	$(36,722)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$1,494,238
Net change in unrealized appreciation (depreciation) of investments	(1,112,075)
Net Realized and Unrealized Gain (Loss) on Investments	$382,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$345,441

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Changes in Net Assets

For the six months ended June 29, 2007 and the year ended December 29, 2006

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(36,722)	$(197,093)
Net realized gain (loss) on investment transactions	1,494,238	2,591,567
Net change in unrealized appreciation (depreciation) on investments	(1,112,075)	(1,651,327)
Net Increase (Decrease) in Net Assets Resulting From Operations	$345,441	$743,147

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions ($.00 and $4.29 per share, respectively)	0	(2,394,746)
Total Dividends and Distributions	$0	$(2,394,746)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$191,108	$253,424
Proceeds from reinvested dividends	0	2,358,909
Cost of shares redeemed	(3,619,990)	(8,626,322)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(3,428,882)	$(6,013,989)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(3,083,441)	$(7,725,588)
NET ASSETS, BEGINNING OF PERIOD	7,308,452	15,034,040
NET ASSETS, END OF PERIOD	$4,225,011	$7,308,452

Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 29, 2007 (Unaudited)

Note 1: ORGANIZATION

The Fund is an investment portfolio of The Integrity Funds (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. On September 19, 2003, the Fund became a series of the Trust. Prior to this date, the Fund was part of the Willamette Funds Group (the “Willamette Funds”). The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the 1940 Act as an open-end management investment company. Each of the Willamette Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001. The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Fund. The Fund seeks long-term growth through capital appreciation.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Assets for which market quotations are available are valued as follows:

•

Each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price

•	Each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System

Integrity Fund Services, Inc. (the “Administrator” or “Integrity Fund Services”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent deferred sales charge - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 29, 2006	December 30, 2005
Tax-exempt income	$0	$0
Ordinary income	114,382	0
Long-term capital gains	2,280,364	3,061,875
Total	$2,394,746	$3,061,875

As of December 29, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	$0	$1,259,354	$1,259,354

As of December 29, 2006, the Fund did not have net capital loss carryforwards, which are available to offset future realized gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

For the year ended December 29, 2006, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended December 29, 2006, the Fund deferred to January 1, 2007, post-October capital losses, post-October currency losses and post-October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income - Dividend income is recognized on the ex-dividend date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3: CAPITAL SHARE TRANSACTIONS

As of June 29, 2007, there were unlimited shares of $.001 par value authorized; 449,250 and 822,622 were outstanding at June 29, 2007 and December 29, 2006, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
Shares sold	21,361	19,874
Shares issued on reinvestment of dividends	0	263,565
Shares redeemed	(394,733)	(694,455)
Net increase (decrease)	(373,372)	(411,016)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”) the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”) the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets. The Fund has recognized $12,837 of investment advisory fees after a partial waiver for the six months ended June 29, 2007. The Fund has a payable to Integrity Money Management of $103 at June 29, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

The Investment Adviser has contractually agreed until March 31, 2008 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Fund do not exceed 2.65%. Thereafter, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.

Principal underwriter and shareholder services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $14,784 of distribution fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Funds Distributor of $1,807 at June 29, 2007 for distribution fees.

Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund’s average net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $12,000 of transfer agency fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $1,933 at June 29, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $13,479 of accounting service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $2,114 at June 29, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.15% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund will pay an additional fee of $500 per month for each additional share class. The Fund has recognized $12,000 of administrative service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $1,933 at June 29, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $3,635,581 and $7,408,990, respectively, for the six months ended June 29, 2007.

Note 6: INVESTMENT IN SECURITIES

At June 29, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $4,094,615. The net unrealized appreciation of investments based on the cost was $147,279, which is comprised of $247,851 aggregate gross unrealized appreciation and $100,572 aggregate gross unrealized depreciation.

Note 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48). FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects. Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit. To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement. The adoption of FIN 48 did not result in a material impact on the Fund’s financials statements. Accordingly, no cumulative effect adjustment related to the adoption of FIN 48 was recorded.

As a regulated investment company, the Fund generally is not subject to income tax on its net income distributed as dividends to shareholders. Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights June 29, 2007

Selected per share data and ratios for the period indicated.

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006	For The Year Ended December 30, 2005	For The Year Ended December 31, 2004	For The Period April 1, 2003 Through December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$8.88	$12.19	$13.67	$12.20	$8.94	$12.54	$12.93

Income from Investment Operations:
Net investment income (loss)	$(.08)	$(.24)	$(.24)	$(.31)	$(.34)	$(.29)	$(.26)
Net realized and unrealized gain (loss) on investment transactions	0.60	1.22	1.86	1.78	3.60	(3.31)	.73
Total Income (Loss) From Investment Operations	$0.52	$.98	$1.62	$1.47	$3.26	$(3.60)	$.47

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	(4.29)	(3.10)	.00	.00	.00	(.86)
Total Distributions	$.00	$(4.29)	$(3.10)	$.00	$.00	$.00	$(.86)

NET ASSET VALUE, END OF PERIOD	$9.40	$8.88	$12.19	$13.67	$12.20	$8.94	$12.54

Total Return	11.71%A,C	7.73%A	11.65%A	12.05%A	36.47%A,D	(28.71%)A	4.02%A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$4,225	$7,308	$15,034	$21,543	$23,485	$19,099	$31,528
Ratio of net expenses (after expense assumption) to average net assets	2.65%B,C	2.65%B	2.65%B	2.65%B	4.45%B,C	3.13%B	2.64%B
Ratio of net investment income to average net assets	(1.24%)C	(1.78%)	(1.76%)	(2.19%)	(3.89%)C	(2.67%)	(2.09%)
Portfolio turnover rate	75.85%	25.71%	28.64%	58.45%	59.04%	27.74%	52.13%

A Excludes maximum sales charge of 5.75%.

B During the periods since December 31, 2003, Integrity Mutual Funds assumed/waived expenses of $22,791, $15,566, $15,012 and $53,156, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 3.42%, 2.79%, 2.74% and 2.89%, respectively. During the period April 1, 2003 through December 31, 2003, Integrity Mutual Funds and Willamette Asset Managers assumed/waived expenses of $4,713. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.47%. During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $46,274 and $62,878, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.33% and 2.84%, respectively.

C Ratio is annualized.

D Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the report of the operations of the Integrity Technology Fund (the “Fund”) for the six months ended June 29, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

Management's Discussion & Analysis

I took over as manager of the Integrity Technology Fund effective May 1, 2007. My methodology is very different from the previous portfolio manager’s. As a result, there was a major transition to a more value-oriented approach in the selection of technology stocks, with the majority of stocks being replaced, although the transition is not yet complete. We are perhaps 75% there, and I expect it to be complete by the end of Q3. As a result, I am unable to discuss the returns for the first four months of 2007. What I can discuss is my approach, and what effects I believe this will have on the fund.

I expect a more value-oriented approach to reduce the Fund’s level of risk, and make returns less volatile without sacrificing performance. My methodology is to identify companies that generate consistently high levels of free cash flow and high ROICs (returns on invested capital) relative to their competitors. I calculate an estimated absolute value for the companies by discounting their free cash flows. My goal is to buy a focused portfolio of 20 – 30 stocks near or below estimated fair value, and to sell them whenever they rise significantly above fair value.

I expect this approach to produce good returns with relatively low risk. My goal is not to beat the market on a raw numbers basis, but on a longer-term, risk-adjusted return basis. Because I am restricted by prospectus to technology stocks this may not always be possible, but it is my goal. Numerous studies over the last half-century show overwhelmingly that a value discipline, no matter how value is measured, has outperformed the broad market, but it takes some time to establish a new fund portfolio, and I ask for your patience.

On a raw numbers basis for the 2007 first half ended June 30, the Fund’s total return was 7.51%*, vs. 10.26% for the Nasdaq 100 Index. The Fund has under performed for the last 12 months as well, although it has outperformed the market for the 3 year period. I will do my best to reverse the more recent underperformance. Since I took over the Fund, its standard deviation of monthly returns (a broad measure of risk) has fallen significantly, and its Sharpe Ratio (a measure of absolute, risk-adjusted returns relative to the 10-year T-Note) has risen from negative or zero earlier in 2007 into positive territory. I want low risk and a positive Sharpe Ratio, and will continue working to improve both. Our cash position on June 30 was 11.1%.

Stock Market “Issues”

There are a number of economic and market headwinds, but so far they have been limited mostly to certain sectors of the market and the economy. The biggest one for the U.S., of course, is the housing sector. Credit has tightened for housing, although it has fortunately not yet spread to other areas of the economy. Recently the sub-prime lending woes have caused the meltdown of some hedge funds, necessitating a couple of multi-billion dollar bailouts. Since there is probably in the area of a trillion dollars of sub-primes out there, there likely are more to come, but this is still only a small part of the U.S. economy.

Destruction of savings and value in other parts of the economy is one way the housing problems could spread to the broader economy, and it is still too early to be certain that won’t happen. We are still far from the end of the sub-prime woes, and we are keeping an especially sharp eye on any negative fallout for the stock market. We foresaw limited problems in early 2006, and have completely avoided consumer finance and banking stocks, consumer discretionary spending stocks, and related areas. The affected areas are only about 10% of the total U.S. economy, though. The rest appears to be doing well, and especially the multinational companies, whose growth is being buoyed by robust growth outside the U.S.

A rapid rise in interest rates, especially the benchmark 10-year T-Note’s rise above 5%, has created a jittery stock market, although this appears to be reversing. This likely reflects increasing demand for capital due to a robust global economy, not inflation in the U.S. In that sense it is good sign, but the U.S. market has reacted badly because of the effect higher rates have on the housing and private equity buyout sectors. We think this is temporary, and not a reason to flee stocks. After all, we have been in a bull market for well over 4 years with only one other modest correction in the spring of 2006. With the market up about 20% in the last year, and much of it in the 2nd quarter, we are way overdue for a correction, and we believe interest rates are more the excuse for a correction than the cause.

There is another positive facet underlying the turmoil. Housing today is a poor investment, and if history is any guide, likely to stay that way for some years. So are bonds, with the spread between Treasuries and all other bonds at a historic low. U.S. stocks are also cheaper than most foreign stocks. Energy is not cheap, and neither are commodities. Most of the sources of value in the world that existed several few years ago are now gone. The result is likely to be that, notwithstanding the recent pullback in the stock market, at least over the next year and perhaps longer, a good deal of money will move from real estate, bonds, commodities and foreign stocks back into the U.S. stock market, from both domestic and foreign sources. This should continue to boost stock prices.

Corporations have also been buying back their stock at record rates, and private equity deals are taking stock out of circulation. If intermediate rates retreat again and do not continue to rise we are likely to see this trend continue, to the benefit of stocks. Higher inflation is unlikely in the short to intermediate term, in my view, simply due to excess labor, and investment in excess capacity in so many industries globally.

I view the stock market in the U.S. as within a couple percent of fair value. It is almost a dual market. The very large cap multinationals are quite undervalued as a group, based on discounted cash flows, while smaller stocks with most or all of the business in North America and lower quality stocks are the most overvalued. We are likely to see a continuation of the bull market as long as valuations for stocks are reasonable relative to alternatives, and abundant liquidity moving into stocks from other investment areas is still creating a supply-demand imbalance in favor of stocks. There simply are few other places to put money today that are not overvalued relative to U.S. stocks.

The main risk in our view is that interest rates stay high or move higher, or that credit tightening moves into broader non-housing lending. We do not see a major threat to the bull market until liquidity begins to dry up and/or credit starts to tighten, and so far there’s little evidence of that. From a contrarian perspective as well, we do not see the euphoria typical of bull market tops. Investors are still remarkably constrained in their optimism.

In short, I expect a continuation of the bull market following a long-overdue correction that may still have a few months to run before the bull market resumes.

If you would like more frequent updates, please visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Robert Loest, Ph.D., CFA

Senior Portfolio Manager

The views expressed are those of Robert Loest, Senior Portfolio Manager with Integrity Mutual Funds, Inc. (the “Company” or “Integrity Mutual Funds”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges (“CDSCs”), which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully prior to investing.

June 29, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity’s website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database on the website of the Security and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q and N-CSR(S) are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8090. You may also access this information from Integrity’s website at www.integrityfunds.com.

June 29, 2007 (Unaudited)

COMPOSITION

Portfolio Market Sectors

(As a percentage of net assets)

T-Technology	45.3%
H-Healthcare	24.2%
O-Other	11.0%
S-Services	9.4%
I-Industrials	5.6%
E-Energy	4.5%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.  Please refer to Note 7: Investment Risks in the Notes to Financial Statements section of this report for information about risks applicable to investments in the technology sector.

These percentages are subject to change.

TOP TEN HOLDINGS

(As a percentage of net assets)

1.	Harris Corp.	5.9%
2.	Genzyme Corp.	5.9%
3.	Trimble Navigation	5.9%
4.	EPIQ Systems, Inc.	5.7%
5.	Fuel Tech Inc	5.6%
6.	Medtronic, Inc	5.3%
7.	John Wiley & Sons, Inc	5.3%
8.	Quest Diagnostics Inc	4.7%
9.	Energy Conversion Devices	4.5%
10.	Johnson & Johnson	4.5%

The Fund’s holdings are subject to change at any time.

June 29, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs:

•	Transaction costs: including sales charges (loads), redemption fees, and exchange fees
•	Ongoing costs: including management fees, distribution (12b-1) fees, and other Fund expenses

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 29, 2006 to June 29, 2007.

The example illustrates the Fund’s costs in two ways:

Actual Expenses: The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 29, 2006	Ending Account Value June 29, 2007	Expenses Paid During Period*
Actual	$1,000.00	$1,075.05	$13.75
Hypothetical (5% return before expenses)	$1,000.00	$1,011.55	$13.33

*Expenses are equal to the annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 7.51% for the six-month period of December 29, 2006 to June 29, 2007.

June 29, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending June 29, 2007
Integrity Technology Fund	1 year	3 year	5 year	10 year	Since Inception (March 2, 2000)
Without Sales Charge	18.57%	11.34%	12.90%	N/A	(19.07%)
With Sales Charge (5.75%)	11.70%	9.16%	11.58%	N/A	(19.72%)

Lipper Science & Technology Index	1 year	3 year	5 year	10 year	Since Inception (March 2, 2000)
	21.30%	8.73%	11.22%	N/A	(11.42%)

Nasdaq 100 Index	1 year	3 year	5 year	10 year	Since Inception (March 2, 2000)
	22.97%	8.50%	12.99%	N/A	(10.12%)

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund’s performance prior to September 19, 2003 was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may have produced different results than those achieved by the current Investment Adviser. The Willamette Asset Managers, Inc., served as investment adviser to the Fund from April 1, 2001 to September 19, 2003. Prior to April 1, 2001, The Coventry Group served as investment adviser to the Fund.

June 29, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Fund, Lipper Science & Technology Index, and the Nasdaq 100 Index

	Integrity Technology Fund without Sales Charge	Integrity Technology Fund with Maximum Sales Charge	Lipper Science & Technology Index	Nasdaq 100 Index
03/02/2000	$10,000	$9,425	$10,000	$10,000
2000	$3,953	$3,725	$5,497	$5,530
2001	$1,757	$1,656	$3,588	$3,725
2002	$1,003	$945	$2,103	$2,325
2003	$1,469	$1,385	$3,183	$3,467
2004	$1,679	$1,583	$3,314	$3,829
2005	$1,801	$1,698	$3,492	$3,885
2006	$1,973	$1,860	$3,727	$4,149
06/29/2007	$2,121	$1,999	$4,112	$4,575

Putting performance into perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling (800) 276-1262.

You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a free Fund prospectus from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

June 29, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees. These same individuals, unless otherwise noted, also serve as directors or trustees for the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “independent” Trustees. Two of the remaining three Trustees and/or Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Jerry M. Stai 2405 11th Ave. NW Minot, ND 58703 54	Trustee	Indefinite Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, Integrity Managed Portfolios (since January 2006).	15	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Indefinite Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc. (Since April 2005); Trustee, Integrity Managed Portfolios (Since January 1996); Director, First Western Bank & Trust.	15	First Western Bank & Trust
R. James Maxson 1 N. Main St. Minot, ND 58701 59	Trustee	Indefinite Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), and Trustee, Integrity Managed Portfolios (since January 1999).	15	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

June 29, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICER

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Robert E. Walstad[2] 1 N. Main St. Minot, ND 58703 62	Trustee, Chairman, President	Indefinite Since May 2003

Director (September 1987 to February 2007), President (September 2002 to May 2003), CEO (September 2001 to February 2007), Integrity Mutual Funds, Inc.; Director, President and Treasurer, (August 1988 to February 2007), Integrity Money Management, Inc.; Director, President and Treasurer (August 1988 to September 2004), ND Capital, Inc.; Director, President and Treasurer (May 1989 to February 2007), Integrity Fund Services, Inc.; Director, President, CEO, and Treasurer, (January 1996 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003) Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; Director, CEO, Chairman, (January 2002 to February 2007) and President (September 2002 to December 2004), Capital Financial Services, Inc.; South Dakota Tax-Free Fund, Inc., (April 1994 to June 2004), Integrity Small-Cap Fund of Funds Inc., (September 1998 to June 2003), Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc., and Montana Tax-Free Fund, Inc., Trustee, Chairman, President (since January 2006) and Treasurer (January 2006 to May 2004), Integrity Managed Portfolios and Trustee, Chairman, President (since May 2003), The Integrity Funds)

				15	Minot Park Board

OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex[1]	Other Directorships Held Outside The Fund Complex
Peter A. Quist[2] 1 N. Main St. Minot, ND 58703 72	Vice President Secretary	Indefinite Since May 2003

Attorney; Director and Vice President (since May 1988) Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc (since August 1988), Integrity Fund Services, Inc. (since May 1989), Integrity Funds Distributor, Inc. (since January 1996), ND Capital, Inc. (August 1988 to August 2006); Director, ARM Securities Corporation (May 2000 to June 2003); Director, South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and ND Tax-Free Fund, Inc.; Vice President and Secretary, Integrity Managed Portfolios (Since January 1996) and The Integrity Funds (Since June 2003).

				3	None
Laura K. Anderson 1 N. Main St. Minot, ND 58703 33	Treasurer	Indefinite Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager (since October 2005), Manager of Mutual Fund Operations (Since October 2006), Integrity Fund Services, Inc.; Treasurer (since October 2005), Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 N. Main St. Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Indefinite Since October 2005

Fund Accounting Manager (May 1998 through October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005) Integrity Managed Portfolios, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

2Trustees and/or officers who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Mr. Quist is an interested person by virtue of being an officer and Director of the Fund’s Investment Adviser and Principal Underwriter. Mr. Walstad is an interested person by virtue of being an officer of the Funds and a shareholder of Integrity Mutual Funds, Inc. As indicated above, effective February 1, 2007, Mr. Walstad retired from his roles as, among other things, Director and CEO of Integrity Mutual Funds, Inc., and Director, President and Treasurer of Integrity Money Management. However, a member of his immediate family is a director of Integrity Mutual Funds, Inc.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at (800) 276-1262.

Schedule of Investments June 29, 2007 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (89.0%)

Business Software & Services (5.7%)
*EPIQ Systems, Inc.	9,750	$157,560

Commercial Services (5.6%)
*Fuel Tech Inc	4,500	154,125

Communications Equipment (4.3%)
Alcatel-Lucent ADR	8,500	119,000

Computer Hardware (2.6%)
Intel Corp.	3,000	71,280

Computer Services (4.4%)
*Checkfree Corp	3,000	120,600

Diversified Electronic (4.1%)
*Benchmark Electronic	5,000	113,100

Drugs and Pharmaceuticals (4.5%)
Johnson & Johnson	2,000	123,240

Healthcare (14.5%)
*Genzyme Corp.	2,500	161,000
*Nighthawk Radiology Holdings	6,000	108,300
Quest Diagnostics Inc	2,500	129,125
		398,425

Internet Software & Services (4.1%)
*Ebay Inc.	3,500	112,630

Medical Equipment (5.3%)
Medtronic, Inc	2,800	145,208

Publishing (9.4%)
*Getty Images Inc	2,400	114,744
John Wiley & Sons, Inc.	3,000	144,870
		259,614

Scientific/Technical Instruments (4.5%)
*Energy Conversion Devices	4,000	123,280

Semiconductor (3.9%)
Linear Technology Corp.	3,000	108,540

Software And Programming (4.3%)
Microsoft Corp.	4,000	117,880

Telecommunications (11.8%)
Harris Corp	3,000	163,650
*Trimble Navigation	5,000	161,000
		324,650

TOTAL COMMON STOCKS (COST: $2,096,931)		$2,449,132

SHORT-TERM SECURITIES (11.9%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $328,181)	328,181	$328,181

TOTAL INVESTMENTS IN SECURITIES (COST: $2,425,112)		$2,777,313
OTHER ASSETS LESS LIABILITIES		(26,132)

NET ASSETS		$2,751,181

*Non-income producing
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Assets and Liabilities June 29, 2007 (Unaudited)

ASSETS
Investments in securities, at value (cost: $2,425,112)	$2,777,313
Accrued dividends receivable	1,559
Accrued interest receivable	1,933
Cash	391
Prepaid expenses	2,045
Receivable from manager	2,535
Total Assets	$2,785,776

LIABILITIES
Accrued expenses	$7,364
Payable for fund shares redeemed	20,528
Payable to affiliates	6,703
Total Liabilities	$34,595

NET ASSETS	$2,751,181

Net assets are represented by:
Capital stock outstanding, at par	$260
Additional paid-in capital	42,403,279
Accumulated undistributed net realized gain (loss) on investments	(39,987,956)
Accumulated undistributed net investment income (loss)	(16,603)
Unrealized appreciation (depreciation) on investments	352,201
Total amount representing net assets applicable to 259,638 outstanding shares of $.001 par value common stock (unlimited shares authorized)	$2,751,181

Net asset value per share	$10.60

Public offering price (based on sales charge of 5.75%)	$11.25

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Operations For the six months ended June 29, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$19,180
Dividends	10,545
Total Investment Income	$29,725

EXPENSES
Investment advisory fees	$20,979
Distribution (12b-1) fees	4,371
Transfer agent fees	12,000
Accounting service fees	12,874
Administrative service fees	12,000
Custodian fees	1,326
Professional fees	3,137
Trustees fees	836
Transfer agent out-of-pockets	249
Reports to shareholders	2,802
Insurance expense	276
License, fees, and registrations	2,325
Foreign tax expense	21
Legal fees	138
Audit fees	2,987
Total Expenses	$76,321
Less expenses waived or absorbed by the Fund’s manager	(29,993)
Total Net Expenses	$46,328

NET INVESTMENT INCOME (LOSS)	$(16,603)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$483,110
Net change in unrealized appreciation (depreciation) of investments	(234,781)
Net Realized and Unrealized Gain (Loss) on Investments	$248,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$231,726

The accompanying notes are an integral part of these financial statements.

Financial Statements June 29, 2007

Statement of Changes in Net Assets

For the six months ended June 29, 2007 and the year ended December 29, 2006

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(16,603)	$(74,634)
Net realized gain (loss) on investment transactions	483,110	1,865,057
Net change in unrealized appreciation (depreciation) on investments	(234,781)	(1,287,554)
Net Increase (Decrease) in Net Assets Resulting From Operations	$231,726	$502,869

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.00 and $.00 per share, respectively)	$0	$0
Distributions from net realized gain on investment transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$11,250	$192,707
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(1,779,734)	(5,140,901)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	$(1,768,484)	$(4,948,194)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,536,758)	$(4,445,325)
NET ASSETS, BEGINNING OF PERIOD	4,287,939	8,733,264
NET ASSETS, END OF PERIOD	$2,751,181	$4,287,939

Undistributed Net Investment Income	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 29, 2007 (Unaudited)

Note 1: ORGANIZATION

The Fund is an investment portfolio of The Integrity Funds (the “Trust”) and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. On September 19, 2003, the Fund became a series of the Trust. Prior to this date, the Fund was part of the Willamette Funds Group (the “Willamette Funds”). The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the 1940 Act as an open-end management investment company. Each of the Willamette Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001. The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares. The accompanying financial statements and financial highlights are those of the Fund. The Fund seeks long-term growth through capital appreciation.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Assets for which market quotations are available are valued as follows:

•

Each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price

•	Each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System

Integrity Fund Services, Inc. (the “Administrator” or “Integrity Fund Services”) obtains all of these prices from services that collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Administrator using methods and procedures reviewed and approved by the Trustees.

Repurchase agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Contingent deferred sales charge - In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of distributions paid was as follows:

	December 29, 2006	December 30, 2005
Tax-exempt income	$0	$0
Ordinary income	0	0
Long-term capital gains	0	0
Total	$0	$0

During the years ended December 29, 2006 and December 30, 2005, no distributions were paid.

As of December 29, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($38,661,637)	$586,982	($38,074,655)

As of December 29, 2006, the Fund had net capital loss carryforwards, which are available to offset future realized gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2008	$6,818,038
2009	$24,860,489
2010	$6,063,295
2011	$919,815

For the year ended December 29, 2006, the Fund did not make any permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended December 29, 2006, the Fund deferred to January 1, 2007 post-October capital losses, post-October currency losses, and post-October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards, and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income - Dividend income is recognized on the ex-dividend date.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications - Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3: CAPITAL SHARE TRANSACTIONS

As of June 29, 2007, there were unlimited shares of $.001 par value authorized; 259,638 and 435,060 were outstanding at June 29, 2007 and December 29, 2006, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006
Shares sold	1,117	20,317
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(176,539)	(554,576)
Net increase (decrease)	(175,422)	(534,259)

Note 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc. (the “Investment Adviser” or “Integrity Money Management”), the Fund’s investment adviser; Integrity Funds Distributor, Inc. (the “Distributor” or “Integrity Funds Distributor”), the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund’s sponsor.

The Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets. The Fund has recognized $73 of investment advisory fees after a partial waiver for the six months ended June 29, 2007. Certain officers and trustees of the Fund are also officers and directors of the Investment Adviser.

The Investment Adviser has contractually agreed until March 31, 2008 to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Fund do not exceed 2.65%. Thereafter, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.

Principal underwriter and shareholder services - Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses”. The Fund currently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $4,371 of distribution fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Funds Distributor of $571 at June 29, 2007 for distribution fees.

Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee of $500 per month is charged for each additional share class. The Fund has recognized $12,000 of transfer agency fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $1,933 at June 29, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional accounting services fee of $500 per month is charged for each additional share class. The Fund has recognized $12,874 of accounting service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $2,048 at June 29, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.15% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund will pay an additional fee of $500 per month for each additional share class. The Fund has recognized $12,000 of administrative service fees for the six months ended June 29, 2007. The Fund has a payable to Integrity Fund Services of $1,933 at June 29, 2007 for administrative service fees.

Note 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $1,616,027 and $2,931,095, respectively, for the six months ended June 29, 2007.

Note 6: INVESTMENT IN SECURITIES

At June 29, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $2,425,112. The net unrealized appreciation of investments based on the cost was $352,201, which is comprised of $406,399 aggregate gross unrealized appreciation and $54,198 aggregate gross unrealized depreciation.

Note 7: INVESTMENT RISKS

Risks of Technology-Related Companies

Because the Fund invests primarily in stocks of technology-related companies, it is particularly susceptible to risks associated with these companies. The Fund’s performance will depend on the performance of securities of issuers in technology-related industries, which may differ from general stock market performance. The products and services of technology-related companies may become rapidly obsolete due to technological advances, competing technologies, or price competition. In addition, government regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these companies or the market value of their securities. Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

Note 8: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes,” an interpretation of SFAS 109, “Accounting for Income Taxes” (FIN 48).  FIN 48 established the accounting for uncertain tax positions that have been taken or are expected to be taken in a tax return, including the recognition and measurement of their financial statement effects.  Pursuant to FIN 48, the Fund would recognize a tax benefit only if it is “more likely than not” that a particular tax position would be sustained upon examination or audit.  To the extent the “more likely than not” standard is satisfied, the benefit associated with a tax position is measured as the largest amount that is greater than 50% likely of being realized upon settlement.  The adoption of FIN 48 did not result in a material impact on the Fund’s financials statements.  Accordingly, no cumulative effect adjustment related to the adoption of FIN 48 was recorded.

As a regulated investment company, the Fund generally is not subject to income tax on its net income distributed as dividends to shareholders.  Interest and penalties related to uncertain tax positions, if any, are classified in the Fund’s financial statements as other expense.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights June 29, 2007

Selected per share data and ratios for the period indicated.

	For The Six Months Ended June 29, 2007 (Unaudited)	For The Year Ended December 29, 2006	For The Year Ended December 30, 2005	For The Year Ended December 31, 2004	For The Period April 1, 2003 Through December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002*
NET ASSET VALUE, BEGINNING OF PERIOD	$9.86	$9.01	$8.39	$7.34	$4.71	$8.00	$10.22

Income from Investment Operations:
Net investment income (loss)	$(.06)	$(.17)	$(.16)	$(.20)	$(.23)	$(.21)	$(.22)
Net realized and unrealized gain (loss) on investment transactions	.80	1.02	.78	1.25	2.86	(3.08)	(2.00)
Total Income (Loss) From Investment Operations	$.74	$.85	$.62	$1.05	$2.63	$(3.29)	$(2.22)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	.00	.00	.00	.00	.00
Total Distributions	$.00	$.00	$.00	$.00	$.00	$.00	$.00

NET ASSET VALUE, END OF PERIOD	$10.60	$9.86	$9.01	$8.39	$7.34	$4.71	$8.00

Total Return	15.01%A,C	9.43%A	7.39%A	14.31%A	55.84%A,D	(41.13%)A	(21.72%)A

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$2,751	$4,288	8,733	$12,320	$13,456	$9,447	$16,763
Ratio of net expenses (after expense assumption) to average net assets	2.65%B,C	2.65%B	2.65%B	2.65%B	4.85%B,C	4.12%B	3.26%B
Ratio of net investment income to average net assets	(0.95%)C	(1.21%)	(1.54%)	(2.33%)	(4.64%)C	(3.93%)	(3.01%)
Portfolio turnover rate	58.86%	18.26%	33.51%	49.29%	77.40%	116.42%	360.05%

*Adjusted for a 1:5 reverse split on April 13, 2001.

A Excludes maximum sales charge of 5.75%.

B During the periods since December 31, 2003, Integrity Mutual Funds assumed/waived expenses of $29,993, $42,958, $50,468, and $39,849, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.37%, 3.35%, 3.17%, and 2.96%, respectively. During the period April 1, 2003 through December 31, 2003, Integrity Mutual Funds and Willamette Asset Managers assumed/waived expenses of $44,352. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 5.34%. During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $54,037 and $63,109 respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.62% and 3.68%, respectively.

C Ratio is annualized.

D Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2—Code of Ethics

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. The registrant did not grant any waivers, including implicit waivers, from any provisions of the code of ethics to the principal financial officer and principal executive officer during the period covered by this report.

Item 3—Audit Committee Financial Expert

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4—Principal Accountant Fees and Services

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5—Audit Committee of Listed Registrants

Not applicable

Item 6—Schedule of Investments

The Schedule of Investments is included in Item 1 of this Form N-CSRS.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10—Submissions of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.

Item 11—Controls and Procedures

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Exhibits

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark R. Anderson Mark R. Anderson President, The Integrity Funds

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Laura K. Anderson Laura K. Anderson Treasurer, The Integrity Funds

Date: August 29, 2007